UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22374

Nuveen Mortgage Opportunity Term Fund 2

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices)  (Zip code)

Gifford R. Zimmerman

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (312) 917-7700

Date of fiscal year end:   December 31

Date of reporting period:   June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds

30 June

2018

Nuveen Closed-End Funds

JLS	Nuveen Mortgage Opportunity Term Fund
JMT	Nuveen Mortgage Opportunity Term Fund 2

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Chairman’s Letter to Shareholders

Dear Shareholders,

I am honored to serve as the new independent chairman of the Nuveen Fund Board, effective July 1, 2018. I’d like to gratefully acknowledge the stewardship of my predecessor William J. Schneider and, on behalf of my fellow Board members, reinforce our commitment to the legacy of strong, independent oversight of your Funds.

The increase in market volatility this year reflects greater uncertainty among investors. The global economic outlook is less clear cut than it was in 2017. U.S. growth is again decoupling from that of the rest of the world, and the U.S. dollar and interest rates have risen in response. Trade concern rhetoric and the imposition of tariffs between the U.S. and its major trading partners has recently dampened business sentiment and could pose a risk to growth expectations going forward. A host of other geopolitical concerns, including the ongoing Brexit and North American Free Trade Agreement negotiations, North Korea relations and rising populism around the world, remain on the horizon.

Despite these risks, global growth remains intact, albeit at a slower pace, providing support to corporate earnings. Fiscal stimulus, an easing regulatory environment and robust consumer spending recently helped boost the U.S. economy’s momentum. Subdued inflation pressures have kept central bank policy accommodative, even as Europe moves closer to winding down its monetary stimulus and the Federal Reserve remains on a moderate tightening course.

Headlines and political noise will continue to obscure underlying fundamentals at times and cause temporary bouts of volatility. We encourage you to work with your financial advisor to evaluate your goals, timeline and risk tolerance if short-term market fluctuations are a concern. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Terence J. Toth

Chairman of the Board

August 24, 2018

Portfolio Manager’s Comments

Nuveen Mortgage Opportunity Term Fund (JLS)

Nuveen Mortgage Opportunity Term Fund 2 (JMT)

The investment adviser for both Funds is Nuveen Fund Advisors, LLC (NFA), an affiliate of Nuveen, LLC. NFA is responsible for determining each Fund’s overall investment strategy and monitoring the performance of Wellington Management Company LLP (Wellington Management), the sub-adviser for both Funds. Wellington Management is responsible for implementing each Fund’s direct investments in mortgage-backed securities and other permitted investments. Michael F. Garrett serves as portfolio manager for these Funds.

Here Michael reviews his management strategy and the performance of the Funds for the six-month reporting period ended June 30, 2018.

What key strategies were used to manage the Funds during this six-month reporting period ended June 30, 2018?

Both Funds seek to generate total returns by investing in a diverse portfolio of mortgage-backed securities (MBS), consisting primarily of non-agency residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS). Under normal circumstances, both Funds will invest at least 80% of their managed assets in MBS, primarily non-agency RMBS and CMBS. Both JLS and JMT may be leveraged directly to a maximum effective leverage of 33% of total net asset value. Each Fund has a limited term of ten years from its inception, at which time all of their net assets will be distributed to shareholder of record. JLS’s since inception date is November 25, 2009 and JMT’s since inception date is February 23, 2010.

Our approach to sector allocation has remained consistent since the Funds’ launch. Both Funds seek to generate total returns by investing in a diverse portfolio of MBS consisting primarily of non-agency RMBS and CMBS. While we are constructive on CMBS, we continue to favor residential credit from a relative value perspective, and have a bias to the higher quality collateral types within each sector. The Funds continue to be conservatively positioned within RMBS, with a bias toward higher quality collateral. With an emphasis on the long-term, we continued to focus on finding opportunities to add securities we feel were best positioned to provide stability of principal and attractive income over the duration of the Funds’ limited terms.

CMBS posted negative absolute returns at the broad sector level during the six-month reporting period ended June 30, 2018. Within the sector, BBB rated bonds outperformed as spreads actually tightened during the reporting period. Our

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

For financial recording purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc. (Fitch). This treatment of split-rated securities may differ from that used for other purposes as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Portfolio Manager’s Comments (continued)

longer-term CMBS outlook is constructive due to favorable commercial real estate and economic fundamentals. Areas of structural weakness exist, such as retail and oil-patch regions, requiring judicious credit analysis and security selection. We favor select single-borrower credit, seasoned (2010-2013) credit, certain interest-only (IO), and multi-family Freddie K credit bonds.

Commercial real estate (CRE) fundamentals are generally healthy, supported by a growing U.S. economy with some pockets of concern. Underwriting on new issuer deals has become more aggressive, making us more cautious especially as we go down the capital structure in new issue. The secular shift in retail is a long-term concern for lower quality malls and tighter lending conditions in this space increase the risk of defaults at loan balloon dates. The 2014-2015 drop in oil prices continues to plague many property types in the affected states such as Texas and North Dakota.

The non-agency RMBS market generated strong, positive absolute returns during the reporting period. We have a constructive outlook on most non-agency RMBS, given the strong performance of the U.S. housing market and the positive technical tailwinds. Continued spread tightening has moderated near-term return potential.

How did the Funds perform during this six-month reporting period ended June 30, 2018?

The tables in the Performance Overview and Holding Summaries section of this report provide total returns for the six-month, one-year, five-year and since inception periods ended June 30, 2018. Each Fund’s total returns at net asset value (NAV) are compared with the performance of a corresponding market index. For the six-month reporting period, JLS and JMT outperformed the Bloomberg Barclays U.S. Aggregate Bond Index. This index reflects the general performance of the bond market over these periods, but not the specific MBS market in which the Funds primarily invest.

Within the Funds, returns for the reporting period were positive across the broad sectors. The primary contributor to the Funds’ absolute returns was the allocation to residential credit, both CRT and legacy (predominantly Alt-A and prime), which performed well in spite of market volatility amid broader macro concerns, thanks to healthy investor demand and strong housing fundamentals. The allocation to CMBS also positively impacted performance over the reporting period, particularly post-crisis credit and multi-family Freddie K credit bonds.

Legacy subordinated bonds were the largest detractors over the reporting period as their performance can be somewhat volatile, driven more by idiosyncratic factors related to the expected performance of the small number of remaining loans in those deals. Net supply has been negative, providing a tailwind for the legacy non-agency sector. In addition, the legacy sector’s liquidity has declined, although this is felt more when buying than selling.

The Funds also used U.S. Treasury futures for duration and yield curve management purposes. These positions had a positive impact during the reporting period.

Fund Leverage

IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the returns of the Funds’ common shares relative to their comparative benchmarks was the Funds’ use of leverage through bank borrowings. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income and total return, particularly in the recent market environment where short-term market rates are at or near historical lows, meaning that the short-term rates the Fund has been paying on its leveraging instruments in recent years have been much lower than the interest the Fund has been earning on its portfolio securities that it has bought with the proceeds of that leverage.

However, use of leverage can expose Fund common shares to additional price volatility. When a Fund uses leverage, the Fund common shares will experience a greater increase in their net asset value if the securities acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the securities acquired through leverage decline in value, which will make the shares’ net asset value more volatile, and total return performance more variable, over time.

In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. Over the last few quarters, short-term interest rates have indeed increased from their extended lows after the 2007-09 financial crisis. This increase has reduced common share net income, and also reduced potential for long-term total returns. Nevertheless, the ability to effectively borrow at current short-term rates is still resulting in enhanced common share income, and management believes that the advantages of continuation of leverage outweigh the associated increase in risk and volatility described above.

The Fund’s use of leverage had a positive impact on performance during this reporting period.

As of June 30, 2018, the Funds’ percentages of leverage are as shown in the accompanying table.

	JLS	JMT
Effective Leverage*	27.62%	28.80%
Regulatory Leverage*	27.62%	28.80%
*

Effective leverage is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. Regulatory leverage consists of preferred shares issued or borrowings of a Fund. Both of these are part of a Fund’s capital structure. A Fund, however, may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such incidental borrowings are excluded from the calculation of a Fund’s effective leverage ratio. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.

THE FUNDS’ REGULATORY LEVERAGE

Bank Borrowings

As noted above, the Funds employ regulatory leverage through the use of bank borrowings. The Funds’ bank borrowing activities are as shown in the accompanying table.

	Current Reporting Period					Subsequent to the Close of the Reporting Period
Fund	January 1, 2018	Draws	Paydowns	June 30, 2018	Average Balance Outstanding	Draws	Paydowns	February 27, 2018
JLS	$147,200,000	$—	$—	$147,200,000	$147,200,000	$—	$—	$147,200,000
JMT	$46,200,000	$—	$—	$46,200,000	$46,200,000	$—	$—	$46,200,000

Refer to Notes to Financial Statements, Note 8 – Borrowing Arrangements for further details.

Share Information

DISTRIBUTION INFORMATION

The following information regarding the Funds’ distributions is current as of June 30, 2018.

The Funds have a cash flow-based distribution program. Under this program, each Fund seeks to maintain an attractive and stable regular distribution based on the Fund’s net cash flow received from its portfolio investments. Fund distributions are not intended to include expected portfolio appreciation; however, each Fund invests in securities that make payments which ultimately may be fully or partially treated as gains or return of capital for tax purposes. This tax treatment will generally “flow through” to the Fund’s distributions, but the specific tax treatment is often not known with certainty until after the end of the Fund’s tax year. As a result, regular distributions throughout the year are likely to be re-characterized for tax purposes as either long-term gains (both realized and unrealized), or as a non-taxable return of capital.

The figures in the table below provide an estimate as of June 30, 2018 of the sources (for tax purposes) of each Fund’s distributions. These sources estimates include amounts currently estimated to be attributable to realized gains and/or returns of capital. The Funds attribute these non-income sources equally to each regular distribution throughout the fiscal year. The estimated information shown below is for the distributions paid on common shares for all prior months in the current fiscal year. These amounts should not be used for tax reporting purposes, and the distribution sources may differ for financial reporting than for tax reporting. The final determination of the tax characteristics of all distributions paid in 2018 will be made in early 2019 and reported to you on Form 1099-DIV. More details about the tax characteristics of each Fund’s distributions are available on www.nuveen.com/CEFdistributions.

Data as of June 30, 2018

	Current Month Estimated Percentage of the Distribution			Fiscal YTD Estimated Per Share Amounts
Fund	Net Investment Income	Realized Gains	Return of Capital	Total Distributions	Net Investment Income	Realized Gains	Return of Capital
JLS (FYE 12/31)	87.3%	12.70%	0.00%	$0.6810	$0.5941	$0.0869	$0.0000
JMT (FYE 12/31)	84.9%	15.10%	0.00%	$0.6750	$0.5729	$0.1021	$0.0000

The following table provides information regarding Fund distributions and total return performance over various time periods. This information is intended to help you better understand whether Fund returns for the specified time periods were sufficient to meet Fund distributions.

Data as of June 30, 2018

	Inception Date	Latest Monthly Per Share Distribution	Annualized			Cumulative
Fund			Current Distribution on NAV	1-Year Return on NAV	5-Year Return on NAV	Fiscal YTD Distributions on NAV	Fiscal YTD Return on NAV
JLS (FYE 12/31)	11/25/2009	$0.1135	5.61%	4.73%	6.85%	2.80%	1.07%
JMT (FYE 12/31)	2/23/2010	$0.1125	5.76%	4.74%	6.71%	2.88%	1.04%

SHARE REPURCHASES

During August 2018 (subsequent to the close of the reporting period), the Funds’ Board of Trustees reauthorized an open-market share repurchase program, allowing each Fund to repurchase an aggregate of up to approximately 10% of its outstanding shares.

As of June 30, 2018, and since the inception of the Funds’ repurchase programs, the Funds have cumulatively repurchased and retired their outstanding shares as shown in the accompanying table.

	JLS	JMT
Shares cumulatively repurchased and retired	0	0
Shares authorized for repurchase	1,590,000	485,000

OTHER SHARE INFORMATION

As of June 30, 2018, and during the current reporting period, the Funds’ share prices were trading at a premium/(discount) to their NAVs as shown in the accompanying table.

	JLS	JMT
NAV	$24.28	$23.45
Share price	$23.51	$22.71
Premium/(Discount) to NAV	(3.17)%	(3.16)%
6-month average premium/(discount) to NAV	(3.10)%	(3.50)%

Risk Considerations

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation.

Nuveen Mortgage Opportunity Term Fund (JLS)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Investing in mortgage-backed securities entails credit risk, the risk that the servicer fails to perform its duties, liquidity risks, interest rate risks, structure risks, pre-payment risk, and geographical concentration risks. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations including the Fund’s limited term are described in more detail on the Fund’s web page at www.nuveen.com/JLS.

Nuveen Mortgage Opportunity Term Fund 2 (JMT)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Investing in mortgage-backed securities entails credit risk, the risk that the servicer fails to perform its duties, liquidity risks, interest rate risks, structure risks, pre-payment risk, and geographical concentration risks. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations including the Fund’s limited term are described in more detail on the Fund’s web page at www.nuveen.com/JMT.

THIS PAGE INTENTIONALLY LEFT BLANK

JLS	Nuveen Mortgage Opportunity Term Fund Performance Overview and Holding Summaries as of June 30, 2018

Refer to Glossary of Terms Used in this Report for further definition of terms used in this section.

Average Annual Total Returns as of June 30, 2018

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
JLS at NAV	1.07%	4.73%	6.85%	8.64%
JLS at Share Price	(2.01)%	4.68%	7.47%	8.07%
Bloomberg Barclays U.S. Aggregate Bond Index	(1.62)%	(0.40)%	2.27%	3.02%

Since inception returns are from 11/25/09. Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

Share Price Performance — Weekly Closing Price

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation

(% of net assets)

Mortgage-Backed Securities	125.1%
Asset-Backed Securities	10.4%
Repurchase Agreements	4.0%
Other Assets Less Liabilities	(1.3)%
Net Assets Plus Borrowings	138.2%
Borrowings	(38.2)%
Net Assets	100%

Credit Quality

(% of total long-term investments)

U.S. Treasury/Agency	11.7%
AAA	0.3%
AA	1.6%
A	4.4%
BBB	18.0%
BB or Lower	34.1%
N/R (not rated)	29.9%
Total	100%

JMT	Nuveen Mortgage Opportunity Term Fund 2 Performance Overview and Holding Summaries as of June 30, 2018

Refer to Glossary of Terms Used in this Report for further definition of terms used in this section.

Average Annual Total Returns as of June 30, 2018

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
JMT at NAV	1.04%	4.74%	6.71%	8.58%
JMT at Share Price	(1.48)%	5.01%	7.38%	8.05%
Bloomberg Barclays U.S. Aggregate Bond Index	(1.62)%	(0.40)%	2.27%	3.07%

Since inception returns are from 2/23/10. Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

Share Price Performance — Weekly Closing Price

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation

(% of net assets)

Mortgage-Backed Securities	127.4%
Asset-Backed Securities	10.4%
Repurchase Agreements	4.1%
Other Assets Less Liabilities	(1.4)%
Net Assets Plus Borrowings	140.5%
Borrowings	(40.5)%
Net Assets	100%

Credit Quality

(% of total long-term investments)

U.S. Treasury/Agency	11.6%
AAA	0.3%
AA	1.6%
A	4.5%
BBB	17.2%
BB or Lower	35.4%
N/R (not rated)	29.4%
Total	100%

Shareholder Meeting Report

The annual meeting of shareholders was held in the offices of Nuveen on April 11, 2018 for JLS and JMT; at this meeting the shareholders were asked to elect Board Members.

	JLS	JMT
	Common Shares	Common Shares
Approval of the Board Members was reached as follows:
Margo L. Cook
For	14,670,135	4,404,910
Withhold	145,490	105,479
Total	14,815,625	4,510,389
Jack B. Evans
For	14,638,063	4,372,420
Withhold	177,562	137,969
Total	14,815,625	4,510,389
Albin F. Moschner
For	14,655,523	4,404,910
Withhold	160,102	105,479
Total	14,815,625	4,510,389
William J. Schneider
For	14,650,635	4,372,302
Withhold	164,990	138,087
Total	14,815,625	4,510,389

JLS	Nuveen Mortgage Opportunity Term Fund Portfolio of Investments June 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 135.5% (97.1% of Total Investments)

	MORTGAGE-BACKED SECURITIES – 125.1% (89.7% of Total Investments)

$3,200	280 Park Avenue Mortgage Trust, Series 2017-280P, 144A, (1-Month LIBOR reference rate + 2.119% spread), (3)	4.192%	9/15/34	BB–	$3,178,939
620	Angel Oak Mortgage Trust, Series 2016-1, 144A	3.644%	1/25/47	A	619,659
1,515	Angel Oak Mortgage Trust, Series 2016-1, 144A	3.500%	7/25/46	N/R	1,514,773
1,281	Angel Oak Mortgage Trust, Series 2017-2, 144A	2.478%	7/25/47	AAA	1,268,464
1,500	Banc of America Alternative Loan Trust, Pass-Through Certificates, Series 2006-6	6.000%	7/25/46	Caa3	1,334,297
3,125	Banc of America Merrill Lynch Large Loan Inc., Commercial Mortgage Pass-Through Certificates, Series 2015-200P, 144A	3.716%	4/14/33	BB–	2,904,443
3,801	Bank of America Funding Trust, 2007-A 2A1, (1-Month LIBOR reference rate + 0.160% spread), (3)	2.244%	2/20/47	CCC	3,701,171
246	Bayview Opportunity Master Fund Trust, 2017-RN7, 144A	3.105%	9/28/32	N/R	244,921
2,677	Bayview Opportunity Master Fund Trust, 2017-RN8, 144A	3.352%	11/28/32	N/R	2,663,747
3,225	BB UBS Trust, Series 2012-SHOW, 144A	4.160%	11/05/36	Baa1	3,030,679
3,878	BCAP LLC Trust, Mortgage Pass-Through Certificates, Series 2007 AA1 2A1, (1-Month LIBOR reference rate + 0.180% spread), (3)	2.271%	3/25/37	Caa3	3,787,580
1,869	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates, Series 2007-1	3.849%	2/25/47	N/R	1,856,220
2,195	BENCHMARK 2018-B1 Mortgage Trust, 144A	2.750%	1/15/51	BBB–	1,698,458
3,043	Chaseflex Trust Series 2007-2, (1-Month LIBOR reference rate + 0.280% spread), (3)	2.371%	5/25/37	CCC	2,918,321
730	Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-GC29, 144A	3.110%	4/10/48	BBB–	565,148
981	Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2017-CD3, 144A	3.250%	2/10/50	BBB–	794,301
2,275	Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2017-CD4, 144A	3.300%	5/10/50	BBB–	1,853,697
637	Citigroup Mortgage Loan Inc., Mortgage Pass-Through Certificates, Series 2006- AR2	3.815%	3/25/36	Caa2	593,524
645	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-3	4.109%	8/25/35	Caa2	589,156
793	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR8	3.744%	7/25/37	Caa2	788,709
2,505	Civic Mortgage LLC, 144A	3.892%	6/25/22	N/R	2,504,147
315	Commercial Mortgage Pass-Through Certificates 2012-CR3, 144A	4.914%	10/15/45	A–	300,013
3,250	Commercial Mortgage Pass-Through Certificates Series CR5 A4, 144A	4.464%	12/10/45	Baa3	2,970,904
2,700	Commercial Mortgage Pass-Through Certificates, Series 2017-CR9, 144A	4.404%	7/10/45	BBB–	2,311,206
1,130	Core Industrial Trust, Series 2015-CALW, 144A	3.979%	2/10/34	B	1,072,125
410	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-6CB	5.750%	5/25/36	Ca	296,272
3,361	Countrywide Alternative Loan Trust, Securitization Pass-Through Certificates Series 2007-HY7C A1, (1-Month LIBOR reference rate + 0.140% spread), (3)	2.231%	8/25/37	Caa2	3,016,838
1,219	Countrywide CHL Mortgage Pass-Through Trust 2006-HYB1	3.492%	3/20/36	Caa3	1,056,280
806	Countrywide CHL Mortgage Pass-Through Trust Series 2005-HY10	3.881%	2/20/36	Caa2	761,566
2,812	Countrywide Home Loans Mortgage Pass-Through Certificates, Series 2005-HYB7	3.335%	11/20/35	Caa3	2,562,782
576	Credit Suisse First Boston Mortgage Securities Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certificates, Series 2006-2	3.990%	5/25/36	N/R	539,274
3,910	CSAIL Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C1, 144A	3.797%	4/15/50	BBB–	3,456,995
4,700	CSAIL Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C3	3.357%	8/15/48	BBB–	3,780,764
1,249	Fannie Mae Connecticut Avenue Securities , Series 2014-C04, (1-Month LIBOR reference rate + 4.900% spread), (3)	6.991%	11/25/24	Baa1	1,428,919

JLS	Nuveen Mortgage Opportunity Term Fund (continued)
Portfolio of Investments June 30, 2018

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$2,600	Fannie Mae Connecticut Avenue Securities , Series 2016-C03, (1-Month LIBOR reference rate + 5.900% spread), (3)	7.991%	10/25/28	BB	$3,036,232
3,780	Fannie Mae Connecticut Avenue Securities, Series 2013-C01, (1-Month LIBOR reference rate + 5.250% spread), (3)	7.341%	10/25/23	BBB	4,357,044
2,325	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 3.550% spread), (3)	5.641%	7/25/29	BB–	2,525,676
1,650	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 3.000% spread), (3)	5.091%	10/25/29	B1	1,755,424
1,500	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 2.200% spread), (3)	4.291%	8/25/30	B	1,494,537
2,000	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 3.750% spread), (3)	5.841%	10/25/30	N/R	1,991,419
4,165	Fannie Mae Connecticut Avenue Securities, (WI/DD), (1-Month LIBOR reference rate + 2.550% spread), (3)	4.336%	12/25/30	B	4,166,886
2,005	Fannie Mae REMIC Pass-Through Certificates	0.000%	6/25/36	N/R	1,696,329
2,305	Fannie Mae, Connecticut Ave Securities, Series 2015-C04, (1-Month LIBOR reference rate + 5.550% spread), (3)	7.641%	4/25/28	BB–	2,606,726
432	Fannie Mae, Connecticut Ave Securities, Series 2015-C04, (1-Month LIBOR reference rate + 5.700% spread), (3)	7.791%	4/25/28	BB–	502,499
1,746	Fannie Mae, Connecticut Avenue Securities, Series 2015-C01, (1-Month LIBOR reference rate + 4.550% spread), (3)	7.710%	2/25/25	BBB	1,890,566
1,354	Fannie Mae, Connecticut Avenue Securities, Series 2015-C01, (1-Month LIBOR reference rate + 4.300% spread), (3)	6.391%	2/25/25	BB	1,493,362
525	Fannie Mae, Connecticut Avenue Securities, Series 2015-C03, (1-Month LIBOR reference rate + 5.000% spread), (3)	7.091%	7/25/25	B	595,676
2,702	Fannie Mae, Connecticut Avenue Securities, Series 2015-C03, (1-Month LIBOR reference rate + 5.000% spread), (3)	7.091%	7/25/25	BB+	2,995,169
3,425	Fannie Mae, Connecticut Avenue Securities, Series 2016-C04, (1-Month LIBOR reference rate + 4.250% spread), (3)	6.341%	1/25/29	Ba1	3,875,719
2,966	Fannie Mae, Connecticut Avenue Securities, Series 2016-C05, (1-Month LIBOR reference rate + 10.750% spread), (3)	12.710%	1/25/29	N/R	3,914,185
2,448	Fannie Mae, Connecticut Avenue Securities, Series 2016-C05, (1-Month LIBOR reference rate + 4.450% spread), (3)	6.541%	1/25/29	BB–	2,726,544
3,800	Fannie Mae, Connecticut Avenue Securities, Series 2016-C06, (1-Month LIBOR reference rate + 4.250% spread), (3)	6.341%	4/25/29	BB–	4,317,254
1,674	Fannie Mae, Connecticut Avenue Securities, Series 2016-C07, (1-Month LIBOR reference rate + 9.500% spread), (3)	11.591%	5/25/29	N/R	2,055,176
1,209	Fannie Mae, Connecticut Avenue Securities, Series 2017-C01, (1-Month LIBOR reference rate + 5.750% spread), (3)	7.841%	7/25/29	N/R	1,442,494
6,445	Fannie Mae, Connecticut Avenue Securities, Series 2017-C02, (1-Month LIBOR reference rate + 5.500% spread), (3)	7.460%	9/25/29	N/R	7,369,266
4,100	Fannie Mae, Connecticut Avenue Securities, Series 2017-C03, (1-Month LIBOR reference rate + 4.850% spread), (3)	6.941%	10/25/29	N/R	4,595,693
5,114	Fannie Mae, Connecticut Avenue Securities, Series 2017-C04, (1-Month LIBOR reference rate + 5.050% spread), (3)	7.141%	11/25/29	N/R	5,656,237
1,645	Fannie Mae, Connecticut Avenue Securities, Series 2017-C04, (1-Month LIBOR reference rate + 2.850% spread), (3)	4.941%	11/25/29	B	1,712,240
3,745	Fannie Mae, Connecticut Avenue Securities, Series 2017-C05, (1-Month LIBOR reference rate + 3.600% spread), (3)	5.691%	1/25/30	N/R	3,838,627
3,380	Fannie Mae, Connecticut Avenue Securities, Series 2017-C05, (1-Month LIBOR reference rate + 2.200% spread), (3)	4.291%	1/25/30	B1	3,439,315
3,600	Fannie Mae, Connecticut Avenue Securities, Series 2017-C06, (1-Month LIBOR reference rate + 3.650% spread), (3)	5.741%	9/25/29	B	3,925,023
2,035	Fannie Mae, Connecticut Avenue Securities, Series 2017-C06, (1-Month LIBOR reference rate + 4.450% spread), (3)	6.541%	5/25/30	N/R	2,113,230
3,400	Fannie Mae, Connecticut Avenue Securities, Series 2017-C06, (1-Month LIBOR reference rate + 4.450% spread), (3)	6.410%	2/25/30	N/R	3,550,400
4,265	Fannie Mae, Connecticut Avenue Securities, Series 2017-C06, (1-Month LIBOR reference rate + 4.150% spread), (3)	6.241%	2/25/30	N/R	4,487,750
4,414	Fannie Mae, Connecticut Avenue Securities, Series 2017-C07, (1-Month LIBOR reference rate + 4.000% spread), (3)	6.091%	5/25/30	N/R	4,586,847
1,815	Fannie Mae, Connecticut Avenue Securities, Series 2017-C07, (1-Month LIBOR reference rate + 2.500% spread), (3)	4.591%	5/25/30	B	1,850,937
2,315	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates Series 2006-FA3	6.000%	7/25/36	Ca	1,922,639
1,442	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates Series 2006-FA3	6.000%	7/25/36	Ca	1,197,824

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$1,804	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates Series 2005-A7	3.401%	9/25/35	Caa2	$1,731,808
17,710	Freddie Mac Collateralized Mortgage REMIC Series 4338, (I/O)	2.568%	6/25/42	N/R	2,155,295
4,045	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series K720, 144A	3.504%	7/25/22	Baa3	3,856,909
3,250	Freddie Mac Multifamily Aggregation Period Risk Transfer Trust, Series 2017-KT01, 144A	4.566%	2/25/20	N/R	3,197,258
3,175	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, 144A	3.950%	8/25/47	A3	3,140,549
1,531	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2013-K31, 144A	3.742%	7/25/46	Baa1	1,514,418
2,000	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2014-K715, 144A	4.265%	2/25/46	A3	1,994,499
3,160	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2015-K44, 144A	3.810%	1/25/48	BBB–	2,994,032
1,295	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2015-K714, 144A	3.981%	1/25/47	Baa1	1,300,245
1,288	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2016-K54, 144A	4.189%	4/25/48	BBB–	1,245,835
1,299	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2016-K56, 144A	4.073%	6/25/49	BBB–	1,244,283
1,400	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2016-K722, 144A	3.966%	7/25/49	BBB–	1,352,792
1,305	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-K68, 144A	3.976%	8/25/27	Baa2	1,217,581
980	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-K724, 144A	3.601%	11/25/23	BBB	949,068
1,740	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-K725, 144A	4.012%	2/25/50	BBB	1,670,711
905	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-K728, 144A	3.764%	11/25/50	BBB–	847,738
1,095	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-K728, 144A	3.854%	10/25/49	BBB	1,007,622
2,153	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-KF30, 144A, (1-Month LIBOR reference rate + 3.250% spread), (3)	5.251%	3/25/27	N/R	2,205,690
1,637	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-KF33, 144A, (1-Month LIBOR reference rate + 2.550% spread), (3)	4.551%	6/25/27	N/R	1,675,592
1,390	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-KF33, 144A	3.992%	12/25/50	BBB–	1,287,279
2,219	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-KF40, 144A, (1-Month LIBOR reference rate + 2.700% spread), (3)	4.701%	11/25/27	N/R	2,259,395
6,745	Freddie Mac Multifamily Structured Pass-Through Certificates FHMS K068, (I/O)	2.064%	10/25/44	N/R	973,306
4,406	Freddie Mac Multifamily Structured Pass-Through Certificates FHMS K068, (I/O)	2.130%	10/25/44	N/R	652,438
17,405	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K025, (I/O)	1.812%	11/25/40	N/R	1,203,765
22,841	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K031, (I/O)	1.714%	7/25/41	N/R	1,628,297
16,460	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K034, (I/O)	1.724%	9/25/41	N/R	1,239,351
13,300	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K037, (I/O)	2.281%	1/25/42	N/R	1,395,576
19,158	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K049, (I/O)	1.550%	10/25/43	N/R	1,735,056
4,220	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K061, (I/O)	2.132%	5/25/27	N/R	621,606
6,516	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K065, (I/O)	2.257%	7/25/45	N/R	1,000,953
31,850	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K714, (I/O)	1.851%	1/25/42	N/R	1,203,920
1,630	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K013, (I/O)	2.910%	1/25/43	N/R	110,799

JLS	Nuveen Mortgage Opportunity Term Fund (continued)
Portfolio of Investments June 30, 2018

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$13,450	Freddie Mac Multifamily Structures Pass-Through Certificates, Series 2011-K012, (I/O)	2.252%	1/25/41	N/R	$708,604
775	Freddie Mac MultiFamily Trust, Structured Pass-Through Certificates, Series 2014-K37, 144A	4.714%	1/25/47	A–	771,078
4,900	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 3.900% spread), (3)	5.991%	4/25/29	B+	5,473,178
3,800	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 2.650% spread), (3)	4.741%	12/25/29	B	3,917,323
3,910	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 4.350% spread), (3)	6.441%	9/25/30	N/R	3,953,369
15,800	Freddie Mac Structured Pass-Through Certificates, Series K711 X3, (I/O)	1.619%	8/25/40	N/R	280,110
4,362	FREMF 2016-K504 Mortgage Trust, 144A	3.135%	9/25/20	N/R	4,270,542
895	FREMF 2018-K730 Mortgage Trust, 144A	3.926%	2/25/50	BBB	846,872
1,115	FREMF 2018-K731 Mortgage Trust, 144A	3.909%	2/25/25	BBB	1,090,863
2,266	FREMF 2018-K732 Mortgage Trust, 144A	4.055%	5/25/25	Baa3	2,163,360
1,941	FREMF Mortgage Trust, 144A	4.428%	11/25/44	N/R	1,928,267
2,435	GCAT 2018-1 LLC, 144A	3.844%	6/25/48	N/R	2,433,896
10,941	Ginnie Mae Mortgage Pool, (I/O)	3.000%	12/16/27	N/R	997,868
301	Ginnie Mae Mortgage Pool	3.000%	1/20/40	N/R	279,541
450	Ginnie Mae Mortgage Pool	3.000%	2/16/40	N/R	415,104
1,760	Ginnie Mae Mortgage Pool	3.000%	11/20/41	N/R	1,615,609
1,535	Ginnie Mae Mortgage Pool	2.500%	9/20/42	N/R	1,336,928
1,650	Ginnie Mae Mortgage Pool	3.500%	8/16/43	N/R	1,610,052
783	Ginnie Mae Mortgage Pool	3.000%	3/20/44	N/R	713,211
2,557	Ginnie Mae Mortgage Pool	3.500%	8/20/44	N/R	2,478,766
2,542	Ginnie Mae Mortgage Pool	3.000%	9/20/44	N/R	2,347,013
1,939	GMAC Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2005-AR5	3.072%	9/19/35	C	1,501,202
2,256	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2005-AF2	6.000%	12/25/35	N/R	2,023,665
1,746	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2006-AR1	3.881%	4/19/36	Caa3	1,628,785
3,277	Goldman Sachs GSAA Home Equity Trust, Series 2007-8, (1-Month LIBOR reference rate + 0.450% spread), (3)	2.541%	8/25/37	B1	3,109,867
1,275	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2017-500K, 144A, (1-Month LIBOR reference rate + 1.800% spread), (3)	3.873%	7/15/32	N/R	1,275,002
207	Goldman Sachs Mortgage Securities Corporation, GSR Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR1	3.584%	3/25/47	D	189,915
2,370	Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2017-GS5, 144A	3.509%	3/10/50	BBB–	1,984,904
2,625	Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2017-GS6, 144A	3.243%	5/10/50	BBB–	2,091,032
1,710	Goldman Sachs Mortgage Securities Trust, Series 2014-GC18	5.108%	1/10/47	A3	1,700,884
824	Government National Mortgage Association Pool, (I/O)	4.500%	10/20/39	N/R	106,504
1,965	GSR Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2007-AR2	3.860%	5/25/37	D	1,689,740
1,441	IndyMac INDA Mortgage Loan Trust, Series 2007-AR3	3.432%	7/25/37	Caa2	1,340,711
2,296	IndyMac INDX Mortgage Loan Trust, Series 07-AR5	3.589%	5/25/37	Ca	2,130,995
2,839	IndyMac INDX Mortgage Loan Trust, Series 2005-AR11	3.477%	8/25/35	Caa3	2,565,116
335	IndyMac INDX Mortgage Loan Trust, Series 2005-AR23	3.509%	11/25/35	Caa3	309,199
570	IndyMac INDX Mortgage Loan Trust, Series 2006-AR11	3.907%	6/25/36	Ca	539,994
1,300	InSite Issuer LLC, Series 2016-1A, 144A	6.414%	11/15/46	BB–	1,292,112
4,167	JPMorgan Alternative Loan Trust, (1-Month LIBOR reference rate + 0.460% spread), (3)	2.321%	3/25/36	CCC	4,080,993
631	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-S4 A5	6.000%	1/25/37	Caa3	509,359
1,705	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2011-C5, 144A	5.585%	8/15/46	Baa3	1,672,979
1,968	JPMorgan Mortgage Acquisition Trust, Series 2006-A6	3.738%	10/25/36	Caa2	1,828,645
837	JPMorgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2006-A4	3.924%	6/25/36	Caa2	799,400
1,045	JPMBD Commercial Mortgage Securities Trust, Series 2016-C4, 144A	3.223%	12/15/49	BBB–	832,579
4,618	LSTAR Securities Investment Ltd 2018-1, 144A, (1-Month LIBOR reference rate + 1.550% spread), (3)	3.532%	2/01/23	N/R	4,622,879

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$1,523	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2017-6, 144A, (1-Month LIBOR reference rate + 1.750% spread), (3)	3.732%	9/01/22	N/R	$1,523,043
1,556	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2017-7, 144A, (1-Month LIBOR reference rate + 1.750% spread), (3)	3.732%	10/01/22	N/R	1,563,146
1,181	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2017-8, 144A, (1-Month LIBOR reference rate + 1.650% spread), (3)	3.632%	11/01/22	N/R	1,186,101
1,788	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-2, (H15T1Y reference rate + 2.400% spread), (3)	4.630%	8/25/36	Caa2	1,749,343
2,459	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-3	3.853%	6/25/37	N/R	2,010,342
4,188	MFRA Trust, Series 2017-NPL1, 144A	3.352%	11/25/47	N/R	4,154,617
905	Morgan Stanley Capital I Trust 2017-CLS, 144A, (1-Month LIBOR reference rate + 1.950% spread), (3)	4.023%	11/15/34	Ba3	905,285
2,045	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates 2006-TOP21, 144A	5.307%	10/12/52	CCC–	204,274
1,525	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates 2006-TOP21, 144A	5.307%	10/12/52	C	95,530
2,355	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-TOP25	5.574%	11/12/49	Ba2	2,377,355
1,510	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2016-BNK2, 144A	3.000%	11/15/49	BBB-	1,195,068
5,205	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2017-CLS, 144A, (1-Month LIBOR reference rate + 2.600% spread), (3)	4.673%	11/15/34	B3	5,206,639
5,030	Morgan Stanley Mortgage Capital Holdings LLC, Series 2017-237P, 144A	3.865%	9/13/39	BB–	4,651,247
1,846	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-3AR	3.649%	3/25/36	Caa3	1,611,315
367	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-15AR	3.479%	11/25/37	CCC	340,414
2,355	Mortgage IT Trust, Mortgage-Backed Notes , Series 2006-1, (1-Month LIBOR reference rate + 0.200% spread), (3)	2.160%	4/25/36	Ca	2,091,340
183	Mortgage IT Trust 2005-3, (1-Month LIBOR reference rate + 0.600% spread), (3)	2.691%	8/25/35	A+	179,149
486	New Residential Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2016-3A, 144A	3.250%	9/25/56	Aaa	479,596
1,082	Oak Hill Advisors Residential Loan Trust , Series 2017-NPL1, 144A	3.000%	6/25/57	N/R	1,071,918
1,695	Opteum Mortgage Acceptance Corporation, Asset backed Pass Through Certificates, Series 2006-1, (1-Month LIBOR reference rate + 0.300% spread), (3)	2.391%	4/25/36	CCC	1,632,959
3,612	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QA10 A31	4.382%	9/25/35	Caa3	3,189,986
2,125	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS1	5.750%	1/25/36	Caa3	2,041,458
2,851	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass Through Certificates, Series 2007-QS2	6.250%	1/25/37	Caa3	2,639,556
1,005	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QA6	4.404%	5/25/35	Caa3	797,154
806	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QA1	4.566%	1/25/36	Caa3	693,306
7,295	Residential Asset Mortgage Products, Mortgage Asset-Backed Pass Through Certificates, Series 2006-NC2, (1-Month LIBOR reference rate + 0.290% spread), (3)	2.381%	2/25/36	Aa3	7,095,027
1,431	Residential Funding Mortgage Securities I Inc., Mortgage Pass Through Certificates Series 2007-SA3	5.034%	7/27/37	N/R	1,272,237
887	Residential Funding Mortgage Securities I Inc., Mortgage Pass Through Certificates, Series 2006-SA3	4.754%	9/25/36	N/R	712,823
1,589	Residential Funding Mortgage Securities I, Mortgage Pass-Through Certificates, Series 2007-SA2	4.218%	4/25/37	Caa2	1,410,707
870	Residential Funding Mortgage Securities Inc. Mortgage Pass-Through Certificates Series 2006-SA2	4.905%	8/25/36	N/R	809,860
2,878	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-1	3.543%	2/20/47	N/R	2,556,348

JLS	Nuveen Mortgage Opportunity Term Fund (continued)
Portfolio of Investments June 30, 2018

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$230	STACR Trust 2018-HRP1, 144A, (1-Month LIBOR reference rate + 3.750% spread), (3)	5.841%	4/25/43	N/R	$239,973
6,061	Structured Adjustable Rate Mortgage Loan Pass-Through Trust, Series 2007-6 2A1, (1-Month LIBOR reference rate + 0.190% spread), (3)	2.281%	7/25/37	CCC	5,851,255
3,673	Structured Agency Credit Risk Debt Notes, 2013-DN2, (1-Month LIBOR reference rate + 4.250% spread), (3)	6.341%	11/25/23	BB	4,082,091
2,136	Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, (1-Month LIBOR reference rate + 9.200% spread), (3)	11.291%	10/25/27	N/R	2,835,351
498	Structured Agency Credit Risk Notes, Series 2015-HQA1, (1-Month LIBOR reference rate + 8.800% spread), (3)	10.891%	3/25/28	N/R	603,286
2,255	Structured Agency Credit Risk Notes, Series 2015-HQA2, (1-Month LIBOR reference rate + 10.500% spread), (3)	12.591%	5/25/28	N/R	2,987,678
4,340	Structured Agency Credit Risk Notes, Series 2016-DNA1, (1-Month LIBOR reference rate + 5.550% spread), (3)	7.641%	7/25/28	BBB–	5,294,540
1,285	Structured Agency Credit Risk Notes, Series 2016-DNA1, (1-Month LIBOR reference rate + 2.900% spread), (3)	4.991%	7/25/28	AA	1,318,645
249	Structured Agency Credit Risk Notes, Series 2016-DNA2, (1-Month LIBOR reference rate + 10.500% spread), (3)	12.591%	10/25/28	N/R	336,129
1,550	Structured Agency Credit Risk Notes, Series 2016-DNA4, (1-Month LIBOR reference rate + 3.800% spread), (3)	5.891%	3/25/29	BB–	1,725,331
4,317	Structured Agency Credit Risk Notes, Series 2016-HQA1, (1-Month LIBOR reference rate + 2.750% spread), (3)	4.841%	9/25/28	A	4,415,873
4,275	Structured Agency Credit Risk Notes, Series 2016-HQA2, (1-Month LIBOR reference rate + 5.150% spread), (3)	7.241%	11/25/28	Ba1	5,083,193
2,497	Structured Agency Credit Risk Notes, Series 2016-HQA3, (1-Month LIBOR reference rate + 9.000% spread), (3)	11.091%	3/25/29	N/R	3,009,732
2,325	Structured Agency Credit Risk Notes, Series 2016-HQA3, (1-Month LIBOR reference rate + 3.850% spread), (3)	5.941%	3/25/29	BB–	2,593,095
1,784	Structured Agency Credit Risk Notes, Series 2016-HQA4, (1-Month LIBOR reference rate + 8.750% spread), (3)	10.841%	4/25/29	N/R	2,101,504
1,649	Structured Agency Credit Risk Notes, Series 2017-DNA2, (1-Month LIBOR reference rate + 11.250% spread), (3)	13.341%	10/25/29	N/R	1,761,063
1,985	Structured Agency Credit Risk Notes, Series 2017-DNA2, (1-Month LIBOR reference rate + 5.150% spread), (3)	7.241%	10/25/29	N/R	2,268,809
1,000	Structured Agency Credit Risk Notes, Series 2017-DNA2, (1-Month LIBOR reference rate + 3.450% spread), (3)	5.541%	10/25/29	BB–	1,093,243
4,777	Structured Agency Credit Risk Notes, Series 2017-DNA3, (1-Month LIBOR reference rate + 4.450% spread), (3)	6.541%	3/25/30	N/R	5,156,579
2,925	Structured Agency Credit Risk Notes, Series 2017-DNA3, (1-Month LIBOR reference rate + 2.500% spread), (3)	4.591%	3/25/30	B+	3,013,218
5,450	Structured Agency Credit Risk Notes, Series 2017-HQA1, (1-Month LIBOR reference rate + 5.000% spread), (3)	7.091%	8/25/29	N/R	5,956,731
1,800	Structured Agency Credit Risk Notes, Series 2017-HQA1, (1-Month LIBOR reference rate + 3.550% spread), (3)	5.641%	8/25/29	B1	1,955,971
3,900	Structured Agency Credit Risk Notes, Series 2017-HQA2, (1-Month LIBOR reference rate + 4.750% spread), (3)	6.841%	12/25/29	N/R	4,221,395
750	Structured Agency Credit Risk Notes, Series 2017-HQA3, (1-Month LIBOR reference rate + 12.750% spread), (3)	14.841%	8/25/29	N/R	876,419
2,475	Structured Agency Credit Risk Notes, Series 2017-HQA3, (1-Month LIBOR reference rate + 2.350% spread), (3)	4.441%	4/25/30	B2	2,530,775
2,426	Structured Agency Credit Risk Notes, Series 2017-HQA3, (1-Month LIBOR reference rate + 4.750% spread), (3)	6.841%	10/25/24	A–	2,696,448
410	Structured Agency Credit Risk Notes, Series 2017-HQA3, (1-Month LIBOR reference rate + 4.450% spread), (3)	6.541%	4/25/30	N/R	432,353
925	Structured Agency Credit Risk Notes, Series 2017-HRP1, (1-Month LIBOR reference rate + 2.500% spread), (3)	4.591%	12/25/42	N/R	858,294
895	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-4	3.849%	10/25/37	Caa1	849,226
1,871	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-1	3.684%	2/25/37	N/R	1,565,793
1,320	TMSQ Mortgage Trust, Series 2014-1500, 144A	3.963%	10/10/36	Baa1	1,279,887
1,921	US Residential Opportunity Fund Trust, Series 2017-1III, 144A	3.352%	11/27/37	N/R	1,911,905
2,899	Vericrest Opportunity Loan Transferee, 144A	3.250%	6/25/47	N/R	2,882,869
2,645	Vericrest Opportunity Loan Transferee, Series 2017-NP11, 144A	4.625%	10/25/47	N/R	2,601,468
975	Vericrest Opportunity Loan Transferee, Series 2017-NPL1, 144A	3.250%	5/25/47	N/R	968,106
4,338	Vericrest Opportunity Loan Transferee, Series 2017-NPL3, 144A	3.500%	3/25/47	N/R	4,327,662

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$2,083	Vericrest Opportunity Loan Transferee, Series 2017-NPL4, 144A	3.375%	4/25/47	N/R	$2,077,207
2,600	Vericrest Opportunity Loan Transferee, Series 2017-NPL5, 144A	5.375%	5/28/47	N/R	2,591,204
4,990	Vericrest Opportunity Loan Transferee, Series 2017-NPL7, 144A	5.375%	6/25/47	N/R	4,972,220
2,275	Vericrest Opportunity Loan Transferee, Series 2017-NPL8, 144A	5.000%	6/25/47	N/R	2,267,136
687	Vericrest Opportunity Loan Transferee, Series 2017-NPL9, 144A	3.125%	9/25/47	N/R	680,998
2,250	VNO Mortgage Trust, Series 2012-6AVE, 144A	3.448%	11/15/30	A–	2,203,450
1,891	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C31	5.660%	4/15/47	A+	1,898,001
3,700	Wachovia Commercial Mortgage Trust, Pass-Through Certificates, Series 2005-C21, 144A	5.464%	10/15/44	B3	1,154,470
1,085	Washington Mutual Mortgage Pass-Through Certificates Trust 2006-AR14	3.039%	11/25/36	D	1,034,449
3,759	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, (12MTA reference rate + 0.820% spread), (3)	2.284%	12/25/46	Caa3	3,397,804
1,654	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR	2.840%	1/25/37	N/R	1,558,401
1,109	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2007-HY1, (1-Month LIBOR reference rate + 0.160% spread), (3)	2.251%	2/25/37	Caa3	883,762
1,488	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2006-5	6.000%	7/25/36	Ca	1,220,502
3,494	Washington Mutual Mortgage Securities Corporation, Pass-Through Certificates, Series 2006-AR	3.101%	12/25/36	N/R	3,147,639
1,740	Washington Mutual Mortgage Securities Corporation. Mortgage Pass-Through Certificates, Series 2006-AR7, (12MTA reference rate + 0.980% spread), (3)	2.538%	7/25/46	Caa3	1,651,712
2,350	Wells Fargo Commercial Mortgage Trust 2017-C39	4.118%	9/15/50	A–	2,233,097
2,335	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-LC22	4.693%	9/15/58	BBB–	2,085,137
4,850	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-NXS1	4.101%	5/15/48	BBB–	4,210,837
735	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass- Through Certificates, Series 2016-BNK1, 144A	3.000%	8/15/49	BBB–	585,338
2,430	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2014-C20, 144A	3.986%	5/15/47	N/R	1,921,382
678,480	Total Mortgage-Backed Securities (cost $482,069,188)				482,628,697

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED SECURITIES – 10.4% (7.4% of Total Investments)

$1,550	Alm Loan Funding Trust, Series 2013-7RA, 144A, (3-Month LIBOR reference rate + 4.040% spread), (3)	6.388%	10/15/28	Baa3	$1,566,416
2,620	Atlas Senior Loan Fund IX Ltd, 144A, (3-Month LIBOR reference rate + 2.550% spread), (3)	4.607%	4/20/28	BBB–	2,597,172
1,545	Avant Loans Funding Trust, Series 2017-B, 144A	3.380%	4/15/21	N/R	1,545,089
1,360	Avery Point CLO Limited, Series 2014-5A, 144A, (3-Month LIBOR reference rate + 3.100% spread), (3)	5.453%	7/17/26	Baa3	1,360,165
755	BlueMountain Collateralized Loan Obligation, Series 2014-1A, 144A, (3-Month LIBOR reference rate + 3.450% spread), (3)	5.809%	4/30/26	BBB	755,159
2,305	Bowman Park CLO Limited, Series 2014-1A, 144A, (3-Month LIBOR reference rate + 3.350% spread), (3)	5.680%	11/23/25	BBB–	2,305,479
1,150	Carlyle Global Market Strategies CLO 2014-3R Ltd, 144A, (3-Month LIBOR reference rate + 2.950% spread), (3)	5.038%	7/27/31	BBB–	1,149,951
2,100	CIFC Funding Limited, Series 2014-3A, 144A, (3-Month LIBOR reference rate + 3.150% spread), (3)	5.512%	7/22/26	Baa3	2,100,342
1,180	Honor Automobile Trust, Series 2016-1A, 144A	5.760%	4/15/21	BBB	1,184,794
2,500	Octagon Investment Partners XVII Ltd, 144A, (3-Month LIBOR reference rate + 2.500% spread), (3)	4.484%	1/25/31	BBB–	2,471,988
970	Octagon Investment Partners, Series 2014-1A, 144A, (3-Month LIBOR reference rate + 3.500% spread), (3)	5.848%	4/15/26	Baa2	970,102
4,041	Prestige Auto Receivables Trust, Series 2016-2A, 144A	3.910%	11/15/22	BBB+	4,042,844
774	Prosper Marketplace Issuance Trust, Series 2017-2A, 144A	3.480%	9/15/23	BBB–	773,106
780	Seneca Park CLO Limited, Asset Backed Securities, Series 2014-1A, 144A, (3-Month LIBOR reference rate + 3.500% spread), (3)	5.853%	7/17/26	Baa3	780,090
5,500	Sofi Consumer Loan Program Trust, Series 2016-3, 144A	4.490%	12/26/25	N/R	5,598,988

JLS	Nuveen Mortgage Opportunity Term Fund (continued)
Portfolio of Investments June 30, 2018

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED SECURITIES (continued)

$390	Sonic Capital LLC, 144A	4.026%	2/20/48	BBB	$384,731
1,550	United Auto Credit Securitization Trust, Series 2017-1, 144A	5.090%	3/10/23	BB–	1,555,253
827	Vantage Data Centers Issuer LLC, 144A	4.072%	2/16/43	A–	827,361
2,600	Westlake Auto Receivables Trust, Series 2015-3A, 144A	5.890%	7/15/22	BB	2,617,015
2,000	Westlake Auto Receivables Trust, Series 2017-1A, 144A	5.050%	8/15/24	BBB–	2,034,622
3,595	Westlake Auto Receivables Trust, Series 2017-2A, 144A	3.280%	12/15/22	BBB	3,572,782
40,092	Total Asset-Backed Securities (cost $40,406,086)				40,193,449
	Total Long-Term Investments (cost $522,475,274)				522,822,146

Principal Amount (000)	Description (1)		Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 4.0% (2.9% of Total Investments)

	REPURCHASE AGREEMENTS – 4.0% (2.9% of Total Investments)

$15,404	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/18, repurchase price $15,405,343, collateralized by $15,795,000 U.S. Treasury Notes, 2.625%, due 3/31/25, value $15,715,583		0.900%	7/02/18	$15,404,188
$15,404	Total Short-Term Investments (cost $15,404,188)				15,404,188
	Total Investments (cost $537,879,462) – 139.5%				538,226,334
	Borrowings – (38.2)% (4), (5)				(147,200,000)
	Other Assets Less Liabilities – (1.3)% (6)				(5,273,890)
	Net Assets – 100%				$385,752,444

Investments in Derivatives

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Short	(107)	9/18	$(12,751,907)	$(12,860,062)	$(108,155)	$—

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(4)	Borrowings as a percentage of Total Investments is 27.3%.

(5)

The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(6)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC-cleared and exchange-traded derivatives is recognized as part of cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.

(I/O)	Interest only security.

WI/DD	Purchased on a when-issued or delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

See accompanying notes to financial statements.

JMT	Nuveen Mortgage Opportunity Term Fund 2 Portfolio of Investments June 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 137.8% (97.1% of Total Investments)

	MORTGAGE-BACKED SECURITIES – 127.4% (89.7% of Total Investments)

$925	280 Park Avenue Mortgage Trust, Series 2017-280P, 144A, (1-Month LIBOR reference rate + 2.119% spread), (3)	4.192%	9/15/34	BB–	$918,912
185	Angel Oak Mortgage Trust, Series 2016-1, 144A	3.644%	1/25/47	A	184,541
448	Angel Oak Mortgage Trust, Series 2016-1, 144A	3.500%	7/25/46	N/R	447,506
380	Angel Oak Mortgage Trust, Series 2017-2, 144A	2.478%	7/25/47	AAA	376,239
457	Banc of America Alternative Loan Trust, Pass-Through Certificates, Series 2006-6	6.000%	7/25/46	Caa3	406,090
925	Banc of America Merrill Lynch Large Loan Inc., Commercial Mortgage Pass-Through Certificates, Series 2015-200P, 144A	3.716%	4/14/33	BB–	859,715
1,183	Bank of America Funding Trust, 2007-A 2A1, (1-Month LIBOR reference rate + 0.160% spread), (3)	2.244%	2/20/47	CCC	1,151,817
73	Bayview Opportunity Master Fund Trust, 2017-RN7, 144A	3.105%	9/28/32	N/R	72,848
785	Bayview Opportunity Master Fund Trust, 2017-RN8, 144A	3.352%	11/28/32	N/R	781,539
975	BB UBS Trust, Series 2012-SHOW, 144A	4.160%	11/05/36	Baa1	916,252
1,206	BCAP LLC Trust, Mortgage Pass-Through Certificates, Series 2007 AA1 2A1, (1-Month LIBOR reference rate + 0.180% spread), (3)	2.271%	3/25/37	Caa3	1,177,780
446	Bear Stearns Adjustable Rate Mortgage Trust, Pass Through Certificates, Series 2007-1	3.849%	2/25/47	N/R	442,549
675	BENCHMARK 2018-B1 Mortgage Trust, 144A	2.750%	1/15/51	BBB–	522,305
943	Chaseflex Trust Series 2007-2, (1-Month LIBOR reference rate + 0.280% spread), (3)	2.371%	5/25/37	CCC	904,349
210	Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-GC29, 144A	3.110%	4/10/48	BBB–	162,577
290	Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2017-CD3, 144A	3.250%	2/10/50	BBB–	235,091
685	Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2017-CD4, 144A	3.300%	5/10/50	BBB-	558,146
84	Citigroup Mortgage Loan Inc., Mortgage Pass-Through Certificates, Series 2006- AR2	3.815%	3/25/36	Caa2	78,095
100	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-3	4.109%	8/25/35	Caa2	91,020
258	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR8	3.744%	7/25/37	Caa2	256,724
742	Civic Mortgage LLC, 144A	3.892%	6/25/22	N/R	742,307
190	Commercial Mortgage Pass-Through Certificates 2012-CR3, 144A	4.914%	10/15/45	A–	180,960
970	Commercial Mortgage Pass-Through Certificates Series CR5 A4, 144A	4.464%	12/10/45	Baa3	886,701
950	Commercial Mortgage Pass-Through Certificates, Series 2017-CR9, 144A	4.404%	7/10/45	BBB–	813,202
350	Core Industrial Trust, Series 2015-CALW, 144A	3.979%	2/10/34	B	332,074
1,017	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-6CB	5.750%	5/25/36	Ca	735,811
1,033	Countrywide Alternative Loan Trust, Securitization Pass-Through Certificates Series 2007-HY7C A1, (1-Month LIBOR reference rate + 0.140% spread), (3)	2.231%	8/25/37	Caa2	926,741
1,009	Countrywide CHL Mortgage Pass-Through Trust 2006-HYB1	3.492%	3/20/36	Caa3	874,451
873	Countrywide Home Loans Mortgage Pass-Through Certificates, Series 2005-HYB7	3.335%	11/20/35	Caa3	795,766
711	Countrywide Home Loans, Mortgage Pass-Through Trust Series 2007-HY04	3.473%	9/25/47	N/R	665,217
174	Credit Suisse First Boston Mortgage Securities Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certificates, Series 2006-2	3.990%	5/25/36	N/R	162,987
1,150	CSAIL Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C1, 144A	3.797%	4/15/50	BBB–	1,016,763
1,400	CSAIL Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C3	3.357%	8/15/48	BBB–	1,126,185
357	Fannie Mae Connecticut Avenue Securities , Series 2014-C04, (1-Month LIBOR reference rate + 4.900% spread), (3)	6.991%	11/25/24	Baa1	408,263

JMT	Nuveen Mortgage Opportunity Term Fund 2 (continued)
Portfolio of Investments June 30, 2018

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$1,300	Fannie Mae Connecticut Avenue Securities , Series 2016-C03, (1-Month LIBOR reference rate + 5.900% spread), (3)	7.991%	10/25/28	BB	$1,518,116
825	Fannie Mae Connecticut Avenue Securities, Series 2013-C01, (1-Month LIBOR reference rate + 5.250% spread), (3)	7.341%	10/25/23	BBB	950,942
675	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 3.550% spread), (3)	5.641%	7/25/29	BB–	733,261
500	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 3.000% spread), (3)	5.091%	10/25/29	B1	531,947
444	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 2.200% spread), (3)	4.291%	8/25/30	B	442,383
590	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 3.750% spread), (3)	5.841%	10/25/30	N/R	587,469
1,235	Fannie Mae Connecticut Avenue Securities, (WI/DD), (1-Month LIBOR reference rate + 2.550% spread), (3)	4.336%	12/25/30	B	1,235,559
592	Fannie Mae REMIC Pass-Through Certificates	0.000%	6/25/36	N/R	501,092
676	Fannie Mae, Connecticut Ave Securities, Series 2015-C04, (1-Month LIBOR reference rate + 5.550% spread), (3)	7.641%	4/25/28	BB–	764,202
432	Fannie Mae, Connecticut Ave Securities, Series 2015-C04, (1-Month LIBOR reference rate + 5.700% spread), (3)	7.791%	4/25/28	BB–	502,499
1,025	Fannie Mae, Connecticut Avenue Securities s, Series 2016-C04, (1-Month LIBOR reference rate + 4.250% spread), (3)	6.341%	1/25/29	Ba1	1,159,887
511	Fannie Mae, Connecticut Avenue Securities, Series 2015-C01, (1-Month LIBOR reference rate + 4.550	6.641%	2/25/25	BBB	553,336
417	Fannie Mae, Connecticut Avenue Securities, Series 2015-C01, (1-Month LIBOR reference rate + 4.300% spread), (3)	6.391%	2/25/25	BB	459,496
149	Fannie Mae, Connecticut Avenue Securities, Series 2015-C03, (1-Month LIBOR reference rate + 5.000% spread), (3)	7.091%	7/25/25	B	168,923
807	Fannie Mae, Connecticut Avenue Securities, Series 2015-C03, (1-Month LIBOR reference rate + 5.000% spread), (3)	7.091%	7/25/25	BB+	894,469
879	Fannie Mae, Connecticut Avenue Securities, Series 2016-C05, (1-Month LIBOR reference rate + 10.750% spread), (3)	12.710%	1/25/29	N/R	1,159,759
717	Fannie Mae, Connecticut Avenue Securities, Series 2016-C05, (1-Month LIBOR reference rate + 4.450% spread), (3)	6.541%	1/25/29	BB–	798,583
1,200	Fannie Mae, Connecticut Avenue Securities, Series 2016-C06, (1-Month LIBOR reference rate + 4.250% spread), (3)	6.341%	4/25/29	BB-	1,363,343
485	Fannie Mae, Connecticut Avenue Securities, Series 2016-C07, (1-Month LIBOR reference rate + 9.500% spread), (3)	11.591%	5/25/29	N/R	595,081
732	Fannie Mae, Connecticut Avenue Securities, Series 2017-C01, (1-Month LIBOR reference rate + 5.750% spread), (3)	7.710%	7/25/29	N/R	873,371
1,910	Fannie Mae, Connecticut Avenue Securities, Series 2017-C02, (1-Month LIBOR reference rate + 5.500% spread), (3)	7.460%	9/25/29	N/R	2,183,910
1,175	Fannie Mae, Connecticut Avenue Securities, Series 2017-C03, (1-Month LIBOR reference rate + 4.850% spread), (3)	6.941%	10/25/29	N/R	1,317,058
1,446	Fannie Mae, Connecticut Avenue Securities, Series 2017-C04, (1-Month LIBOR reference rate + 5.050% spread), (3)	7.141%	11/25/29	N/R	1,599,319
475	Fannie Mae, Connecticut Avenue Securities, Series 2017-C04, (1-Month LIBOR reference rate + 2.850% spread), (3)	4.941%	11/25/29	B	494,416
1,110	Fannie Mae, Connecticut Avenue Securities, Series 2017-C05, (1-Month LIBOR reference rate + 3.600% spread), (3)	5.691%	1/25/30	N/R	1,137,751
810	Fannie Mae, Connecticut Avenue Securities, Series 2017-C05, (1-Month LIBOR reference rate + 2.220% spread), (3)	4.291%	1/25/30	B1	824,215
1,075	Fannie Mae, Connecticut Avenue Securities, Series 2017-C06, (1-Month LIBOR reference rate + 3.650% spread), (3)	5.741%	9/25/29	B	1,172,056
670	Fannie Mae, Connecticut Avenue Securities, Series 2017-C06, (1-Month LIBOR reference rate + 4.450% spread), (3)	6.541%	5/25/30	N/R	695,756
1,000	Fannie Mae, Connecticut Avenue Securities, Series 2017-C06, (1-Month LIBOR reference rate + 4.450% spread), (3)	6.410%	2/25/30	N/R	1,044,235
1,265	Fannie Mae, Connecticut Avenue Securities, Series 2017-C06, (1-Month LIBOR reference rate + 4.150% spread), (3)	6.241%	2/25/30	N/R	1,331,068
1,236	Fannie Mae, Connecticut Avenue Securities, Series 2017-C07, (1-Month LIBOR reference rate + 4.000% spread), (3)	6.091%	5/25/30	N/R	1,284,400
535	Fannie Mae, Connecticut Avenue Securities, Series 2017-C07, (1-Month LIBOR reference rate + 2.500% spread), (3)	4.591%	5/25/30	B	545,593
801	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates Series 2006-FA3	6.000%	7/25/36	Ca	665,390
422	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates Series 2006-FA3	6.000%	7/25/36	Ca	350,220

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$754	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates Series 2005-A7	3.401%	9/25/35	Caa2	$724,223
5,230	Freddie Mac Collateralized Mortgage REMIC Series 4338, (I/O)	2.568%	6/25/42	N/R	636,487
1,196	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series K720, 144A	3.504%	7/25/22	Baa3	1,140,704
965	Freddie Mac Multifamily Aggregation Period Risk Transfer Trust, Series 2017-KT01, 144A	4.566%	2/25/20	N/R	949,340
1,175	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, 144A	3.950%	8/25/47	A3	1,162,250
600	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2014-K715, 144A	4.265%	2/25/46	A3	598,350
935	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2015-K44, 144A	3.810%	1/25/48	BBB–	885,892
385	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2015-K714, 144A	3.981%	1/25/47	Baa1	386,559
373	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2016-K54, 144A	4.189%	4/25/48	BBB–	360,789
384	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2016-K56, 144A	4.073%	6/25/49	BBB–	367,825
270	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2016-K722, 144A	3.966%	7/25/49	BBB–	260,896
390	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-K68, 144A	3.976%	8/25/27	Baa2	363,875
290	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-K724, 144A	3.601%	11/25/23	BBB	280,847
515	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-K725, 144A	4.012%	2/25/50	BBB	494,492
265	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-K728, 144A	3.764%	11/25/50	BBB–	248,233
320	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-K728, 144A	3.854%	10/25/49	BBB	294,465
632	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-KF30, 144A, (1-Month LIBOR reference rate + 3.250% spread), (3)	5.251%	3/25/27	N/R	647,322
480	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-KF33, 144A, (1-Month LIBOR reference rate + 2.550% spread), (3)	4.551%	6/25/27	N/R	491,445
415	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-KF33, 144A	3.992%	12/25/50	BBB–	384,331
640	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-KF40, 144A, (1-Month LIBOR reference rate + 2.700% spread), (3)	4.701%	11/25/27	N/R	651,357
2,000	Freddie Mac Multifamily Structured Pass-Through Certificates FHMS K068, (I/O)	2.064%	10/25/44	N/R	288,601
1,302	Freddie Mac Multifamily Structured Pass-Through Certificates FHMS K068, (I/O)	2.130%	10/25/44	N/R	192,821
5,375	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K025, (I/O)	1.812%	11/25/40	N/R	371,746
7,001	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K031, (I/O)	1.714%	7/25/41	N/R	499,069
5,015	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K034, (I/O)	1.724%	9/25/41	N/R	377,602
3,975	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K037, (I/O)	2.281%	1/25/42	N/R	417,086
5,588	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K049, (I/O)	1.550%	10/25/43	N/R	506,059
1,245	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K061, (I/O)	2.132%	5/25/27	N/R	183,389
1,943	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K065, (I/O)	2.257%	7/25/45	N/R	298,387
10,374	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K714, (I/O)	1.851%	1/25/42	N/R	392,115
1,300	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K013, (I/O)	2.910%	1/25/43	N/R	88,368
4,579	Freddie Mac Multifamily Structures Pass-Through Certificates, Series 2011-K012, (I/O)	2.252%	1/25/41	N/R	241,227

JMT	Nuveen Mortgage Opportunity Term Fund 2 (continued)
Portfolio of Investments June 30, 2018

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$225	Freddie Mac MultiFamily Trust, Structured Pass-Through Certificates, Series 2014-K37, 144A	4.714%	1/25/47	A–	$223,861
1,275	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 3.900% spread), (3)	5.991%	4/25/29	B+	1,424,143
1,125	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 2.650% spread), (3)	4.741%	12/25/29	B	1,159,734
1,155	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 4.350% spread), (3)	6.441%	9/25/30	N/R	1,167,811
1,138	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 2.300% spread), (3)	4.391%	9/25/30	B	1,134,529
4,885	Freddie Mac Structured Pass-Through Certificates, Series K711 X3, (I/O)	1.619%	8/25/40	N/R	86,611
1,293	FREMF 2016-K504 Mortgage Trust, 144A	3.135%	9/25/20	N/R	1,265,890
265	FREMF 2018-K730 Mortgage Trust, 144A	3.926%	2/25/50	BBB	250,750
330	FREMF 2018-K731 Mortgage Trust, 144A	3.909%	2/25/25	BBB	322,856
675	FREMF 2018-K732 Mortgage Trust, 144A	4.055%	5/25/25	Baa3	644,426
575	FREMF Mortgage Trust, 144A	4.428%	11/25/44	N/R	571,228
731	GCAT 2018-1 LLC, 144A	3.844%	6/25/48	N/R	730,169
3,242	Ginnie Mae Mortgage Pool, (I/O)	3.000%	12/16/27	N/R	295,721
100	Ginnie Mae Mortgage Pool	3.000%	1/20/40	N/R	92,871
106	Ginnie Mae Mortgage Pool	3.000%	2/16/40	N/R	97,780
525	Ginnie Mae Mortgage Pool	3.000%	11/20/41	N/R	481,929
465	Ginnie Mae Mortgage Pool	2.500%	9/20/42	N/R	404,998
205	Ginnie Mae Mortgage Pool	3.500%	8/16/43	N/R	200,037
250	Ginnie Mae Mortgage Pool	3.000%	3/20/44	N/R	227,575
750	Ginnie Mae Mortgage Pool	3.500%	8/20/44	N/R	727,053
750	Ginnie Mae Mortgage Pool	3.000%	9/20/44	N/R	692,470
694	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2005-AF2	6.000%	12/25/35	N/R	622,513
522	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2006-AR1	3.881%	4/19/36	Caa3	487,370
1,012	Goldman Sachs GSAA Home Equity Trust, Series 2007-8, (1-Month LIBOR reference rate + 0.450% spread), (3)	2.541%	8/25/37	B1	960,189
375	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2017-500K, 144A, (1-Month LIBOR reference rate + 1.800% spread), (3)	3.873%	7/15/32	N/R	375,000
217	Goldman Sachs Mortgage Securities Corporation, GSR Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR1	3.584%	3/25/47	D	198,973
701	Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2017-GS5, 144A	3.509%	3/10/50	BBB–	587,096
775	Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2017-GS6, 144A	3.243%	5/10/50	BBB–	617,352
525	Goldman Sachs Mortgage Securities Trust, Series 2014-GC18	5.108%	1/10/47	A3	522,201
275	Government National Mortgage Association Pool, (I/O)	4.500%	10/20/39	N/R	35,501
200	GSR Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2007-AR2	3.860%	5/25/37	D	172,089
539	IndyMac INDA Mortgage Loan Trust, Series 2007-AR3	3.432%	7/25/37	Caa2	501,170
686	IndyMac INDX Mortgage Loan Trust, Series 07-AR5	3.589%	5/25/37	Ca	637,102
847	IndyMac INDX Mortgage Loan Trust, Series 2005-AR11	3.477%	8/25/35	Caa3	764,871
1,085	IndyMac INDX Mortgage Loan Trust, Series 2005-AR23	3.509%	11/25/35	Caa3	1,002,294
167	IndyMac INDX Mortgage Loan Trust, Series 2006-AR11	3.907%	6/25/36	Ca	158,097
506	IndyMac INDX Mortgage Loan Trust, Series 2006-AR3	3.068%	3/25/36	Ca	482,267
385	InSite Issuer LLC, Series 2016-1A, 144A	6.414%	11/15/46	BB–	382,664
1,235	JPMorgan Alternative Loan Trust, (1-Month LIBOR reference rate + 0.460% spread), (3)	2.321%	3/25/36	CCC	1,209,748
196	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-S4 A5	6.000%	1/25/37	Caa3	157,901
505	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2011-C5, 144A	5.585%	8/15/46	Baa3	495,516
601	JPMorgan Mortgage Acquisition Trust, Series 2006-A6	3.738%	10/25/36	Caa2	557,892
264	JPMorgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2006-A4	3.924%	6/25/36	Caa2	252,351
305	JPMBD Commercial Mortgage Securities Trust, Series 2016-C4, 144A	3.223%	12/15/49	BBB–	243,343
1,368	LSTAR Securities Investment Ltd 2018-1, 144A, (1-Month LIBOR reference rate + 1.550% spread), (3)	3.532%	2/01/23	N/R	1,369,742

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$452	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2017-6, 144A, (1-Month LIBOR reference rate + 1.750% spread), (3)	3.732%	9/01/22	N/R	$452,019
462	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2017-7, 144A, (1-Month LIBOR reference rate + 1.750% spread), (3)	3.732%	10/01/22	N/R	464,316
346	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2017-8, 144A, (1-Month LIBOR reference rate + 1.650% spread), (3)	3.632%	11/01/22	N/R	347,358
780	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-2, (H15T1Y reference rate + 2.400% spread), (3)	4.630%	8/25/36	Caa2	763,244
751	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-3	3.853%	6/25/37	N/R	614,471
1,163	MFRA Trust, Series 2017-NPL1, 144A	3.352%	11/25/47	N/R	1,154,060
275	Morgan Stanley Capital I Trust 2017-CLS, 144A, (1-Month LIBOR reference rate + 1.950% spread), (3)	4.023%	11/15/34	Ba3	275,087
625	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates 2006-TOP21, 144A	5.307%	10/12/52	CCC–	62,431
440	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates 2006-TOP21, 144A	5.307%	10/12/52	C	27,563
703	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-TOP25	5.574%	11/12/49	Ba2	710,119
445	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2016-BNK2, 144A	3.000%	11/15/49	BBB–	352,189
1,525	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2017-CLS, 144A, (1-Month LIBOR reference rate + 2.600% spread), (3)	4.673%	11/15/34	B3	1,525,480
1,480	Morgan Stanley Mortgage Capital Holdings LLC, Series 2017-237P, 144A	3.865%	9/13/39	BB–	1,368,558
148	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-3AR	3.649%	3/25/36	Caa3	129,148
1,111	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-13	6.000%	10/25/37	D	977,692
648	Mortgage IT Trust, Mortgage-Backed Notes , Series 2006-1, (1-Month LIBOR reference rate + 0.200% spread), (3)	2.160%	4/25/36	Ca	575,840
54	Mortgage IT Trust 2005-3, (1-Month LIBOR reference rate + 0.600% spread), (3)	2.691%	8/25/35	A+	53,081
145	New Residential Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2016-3A, 144A	3.250%	9/25/56	Aaa	143,306
323	Oak Hill Advisors Residential Loan Trust , Series 2017-NPL1, 144A	3.000%	6/25/57	N/R	320,241
494	Opteum Mortgage Acceptance Corporation, Asset backed Pass Through Certificates, Series 2006-1, (1-Month LIBOR reference rate + 0.300% spread), (3)	2.391%	4/25/36	CCC	475,804
1,123	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QA10 A31	4.382%	9/25/35	Caa3	991,706
656	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS1	5.750%	1/25/36	Caa3	630,058
864	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass Through Certificates, Series 2007-QS2	6.250%	1/25/37	Caa3	799,976
612	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QA1	4.566%	1/25/36	Caa3	526,602
2,255	Residential Asset Mortgage Products, Mortgage Asset-Backed Pass Through Certificates, Series 2006-NC2, (1-Month LIBOR reference rate + 0.290% spread), (3)	2.381%	2/25/36	Aa3	2,193,185
882	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-1	3.543%	2/20/47	N/R	783,493
70	STACR Trust 2018-HRP1, 144A, (1-Month LIBOR reference rate + 3.750% spread), (3)	5.841%	4/25/43	N/R	73,035
1,832	Structured Adjustable Rate Mortgage Loan Pass-Through Trust, Series 2007-6 2A1, (1-Month LIBOR reference rate + 0.190% spread), (3)	2.281%	7/25/37	CCC	1,768,878
1,080	Structured Agency Credit Risk Debt Notes, 2013-DN2, (1-Month LIBOR reference rate + 4.250% spread), (3)	6.341%	11/25/23	BB	1,200,615
637	Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, (1-Month LIBOR reference rate + 9.200% spread), (3)	11.291%	10/25/27	N/R	845,979

JMT	Nuveen Mortgage Opportunity Term Fund 2 (continued)
Portfolio of Investments June 30, 2018

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$628	Structured Agency Credit Risk Notes, Series 2015-HQA2, (1-Month LIBOR reference rate + 10.500% spread), (3)	12.591%	5/25/28	N/R	$832,848
1,292	Structured Agency Credit Risk Notes, Series 2016-DNA1, (1-Month LIBOR reference rate + 5.550% spread), (3)	7.641%	7/25/28	BBB–	1,576,163
390	Structured Agency Credit Risk Notes, Series 2016-DNA1, (1-Month LIBOR reference rate + 2.900% spread), (3)	4.991%	7/25/28	AA	400,215
250	Structured Agency Credit Risk Notes, Series 2016-DNA4, (1-Month LIBOR reference rate + 3.800% spread), (3)	5.891%	3/25/29	BB–	278,279
1,277	Structured Agency Credit Risk Notes, Series 2016-HQA1, (1-Month LIBOR reference rate + 2.750% spread), (3)	4.841%	9/25/28	A	1,305,759
1,275	Structured Agency Credit Risk Notes, Series 2016-HQA2, (1-Month LIBOR reference rate + 5.150% spread), (3)	7.241%	11/25/28	Ba1	1,516,040
809	Structured Agency Credit Risk Notes, Series 2016-HQA3, (1-Month LIBOR reference rate + 9.000% spread), (3)	11.091%	3/25/29	N/R	975,153
675	Structured Agency Credit Risk Notes, Series 2016-HQA3, (1-Month LIBOR reference rate + 3.850% spread), (3)	5.941%	3/25/29	BB–	752,834
615	Structured Agency Credit Risk Notes, Series 2016-HQA4, (1-Month LIBOR reference rate + 8.750% spread), (3)	10.841%	4/25/29	N/R	724,048
470	Structured Agency Credit Risk Notes, Series 2017-DNA2, (1-Month LIBOR reference rate + 11.250% spread), (3)	13.341%	10/25/29	N/R	501,637
570	Structured Agency Credit Risk Notes, Series 2017-DNA2, (1-Month LIBOR reference rate + 5.150% spread), (3)	7.241%	10/25/29	N/R	651,497
400	Structured Agency Credit Risk Notes, Series 2017-DNA2, (1-Month LIBOR reference rate + 3.450% spread), (3)	5.541%	10/25/29	BB–	437,297
1,393	Structured Agency Credit Risk Notes, Series 2017-DNA3, (1-Month LIBOR reference rate + 4.450% spread), (3)	6.541%	3/25/30	N/R	1,503,687
850	Structured Agency Credit Risk Notes, Series 2017-DNA3, (1-Month LIBOR reference rate + 2.500% spread), (3)	4.591%	3/25/30	B+	875,636
575	Structured Agency Credit Risk Notes, Series 2017-HQA1, (1-Month LIBOR reference rate + 5.000% spread), (3)	7.091%	8/25/29	N/R	628,462
525	Structured Agency Credit Risk Notes, Series 2017-HQA1, (1-Month LIBOR reference rate + 3.550% spread), (3)	5.641%	8/25/29	B1	570,491
1,105	Structured Agency Credit Risk Notes, Series 2017-HQA2, (1-Month LIBOR reference rate + 4.750% spread), (3)	6.841%	12/25/29	N/R	1,196,062
250	Structured Agency Credit Risk Notes, Series 2017-HQA3, (1-Month LIBOR reference rate + 12.750% spread), (3)	14.841%	8/25/29	N/R	292,140
1,125	Structured Agency Credit Risk Notes, Series 2017-HQA3, (1-Month LIBOR reference rate + 2.350% spread), (3)	4.441%	4/25/30	B2	1,150,352
720	Structured Agency Credit Risk Notes, Series 2017-HQA3, (1-Month LIBOR reference rate + 4.750% spread), (3)	6.841%	10/25/24	A–	800,269
250	Structured Agency Credit Risk Notes, Series 2017-HQA3, (1-Month LIBOR reference rate + 4.450% spread), (3)	6.541%	4/25/30	N/R	263,630
275	Structured Agency Credit Risk Notes, Series 2017-HRP1, (1-Month LIBOR reference rate + 2.500% spread), (3)	4.591%	12/25/42	N/R	255,168
700	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-1	3.684%	2/25/37	N/R	585,836
380	TMSQ Mortgage Trust, Series 2014-1500, 144A	3.963%	10/10/36	Baa1	368,452
568	US Residential Opportunity Fund Trust, Series 2017-1III, 144A	3.352%	11/27/37	N/R	565,154
859	Vericrest Opportunity Loan Transferee, 144A	3.250%	6/25/47	N/R	854,427
805	Vericrest Opportunity Loan Transferee, Series 2017-NP10, 144A	4.625%	10/25/47	N/R	799,102
785	Vericrest Opportunity Loan Transferee, Series 2017-NP11, 144A	4.625%	10/25/47	N/R	772,080
270	Vericrest Opportunity Loan Transferee, Series 2017-NPL1, 144A	3.250%	5/25/47	N/R	268,051
1,279	Vericrest Opportunity Loan Transferee, Series 2017-NPL3, 144A	3.500%	3/25/47	N/R	1,276,105
608	Vericrest Opportunity Loan Transferee, Series 2017-NPL4, 144A	3.375%	4/25/47	N/R	605,852
780	Vericrest Opportunity Loan Transferee, Series 2017-NPL5, 144A	5.375%	5/28/47	N/R	777,361
1,505	Vericrest Opportunity Loan Transferee, Series 2017-NPL7, 144A	5.375%	6/25/47	N/R	1,499,637
685	Vericrest Opportunity Loan Transferee, Series 2017-NPL8, 144A	5.000%	6/25/47	N/R	682,632
204	Vericrest Opportunity Loan Transferee, Series 2017-NPL9, 144A	3.125%	9/25/47	N/R	202,332
675	VNO Mortgage Trust, Series 2012-6AVE, 144A	3.448%	11/15/30	A–	661,035
570	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C31	5.660%	4/15/47	A+	572,000
1,137	Wachovia Commercial Mortgage Trust, Pass-Through Certificates, Series 2005-C21, 144A	5.464%	10/15/44	B3	354,641
325	Washington Mutual Mortgage Pass-Through Certificates Trust 2006-AR14	3.039%	11/25/36	D	309,961

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$1,120	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, (12MTA reference rate + 0.820% spread), (3)	2.284%	12/25/46	Caa3	$1,012,874
392	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR	2.840%	1/25/37	N/R	369,697
328	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2007-HY1, (1-Month LIBOR reference rate + 0.160% spread), (3)	2.251%	2/25/37	Caa3	261,379
522	Washington Mutual Mortgage Securities Corporation. Mortgage Pass-Through Certificates, Series 2006-AR7, (12MTA reference rate + 0.980% spread), (3)	2.538%	7/25/46	Caa3	495,777
650	Wells Fargo Commercial Mortgage Trust 2017-C39	4.118%	9/15/50	A–	617,665
690	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-LC22	4.693%	9/15/58	BBB–	616,166
1,440	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-NXS1	4.101%	5/15/48	BBB–	1,250,228
215	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2016-BNK1, 144A	3.000%	8/15/49	BBB–	171,221
730	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2014-C20, 144A	3.986%	5/15/47	N/R	577,205
206,563	Total Mortgage-Backed Securities (cost $145,396,403)				145,452,535

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED SECURITIES – 10.4% (7.4% of Total Investments)

$465	Alm Loan Funding Trust, Series 2013-7RA, 144A, (3-Month LIBOR reference rate + 4.040% spread), (3)	6.388%	10/15/28	Baa3	$469,924
780	Atlas Senior Loan Fund IX Ltd, 144A, (3-Month LIBOR reference rate + 2.550% spread), (3)	4.607%	4/20/28	BBB–	773,204
445	Avant Loans Funding Trust, Series 2017-B, 144A	3.380%	4/15/21	N/R	445,026
400	Avery Point CLO Limited, Series 2014-5A, 144A, (3-Month LIBOR reference rate + 3.100% spread), (3)	5.453%	7/17/26	Baa3	400,049
250	BlueMountain Collateralized Loan Obligation, Series 2014-1A, 144A, (3-Month LIBOR reference rate + 3.450% spread), (3)	5.809%	4/30/26	BBB	250,053
680	Bowman Park CLO Limited, Series 2014-1A, 144A, (3-Month LIBOR reference rate + 3.350% spread), (3)	5.680%	11/23/25	BBB–	680,141
675	Carlyle Global Market Strategies CLO 2014-3R Ltd, 144A, (3-Month LIBOR reference rate + 2.950% spread), (3)	5.038%	7/27/31	BBB–	674,971
625	CIFC Funding Limited, Series 2014-3A, 144A, (3-Month LIBOR reference rate + 3.150% spread), (3)	5.512%	7/22/26	Baa3	625,102
750	Octagon Investment Partners XVII Ltd, 144A, (3-Month LIBOR reference rate + 2.500% spread), (3)	4.484%	1/25/31	BBB–	741,596
270	Octagon Investment Partners, Series 2014-1A, 144A, (3-Month LIBOR reference rate + 3.500% spread), (3)	5.848%	4/15/26	Baa2	270,028
1,196	Prestige Auto Receivables Trust, Series 2016-2A, 144A	3.910%	11/15/22	BBB+	1,196,547
251	Prosper Marketplace Issuance Trust, Series 2017-2A, 144A	3.480%	9/15/23	BBB–	250,710
235	Seneca Park CLO Limited, Asset Backed Securities, Series 2014-1A, 144A, (3-Month LIBOR reference rate + 3.500% spread), (3)	5.853%	7/17/26	Baa3	235,027
1,600	Sofi Consumer Loan Program Trust, Series 2016-3, 144A	4.490%	12/26/25	N/R	1,628,796
115	Sonic Capital LLC, 144A	4.026%	2/20/48	BBB	113,446
445	United Auto Credit Securitization Trust, Series 2017-1, 144A	5.090%	3/10/23	BB–	446,508
254	Vantage Data Centers Issuer LLC, 144A	4.072%	2/16/43	A–	254,189
750	Westlake Auto Receivables Trust, Series 2015-3A, 144A	5.890%	7/15/22	BB	754,909
650	Westlake Auto Receivables Trust, Series 2017-1A, 144A	5.050%	8/15/24	BBB–	661,252
1,065	Westlake Auto Receivables Trust, Series 2017-2A, 144A	3.280%	12/15/22	BBB	1,058,418
11,901	Total Asset-Backed Securities (cost $11,993,762)				11,929,896
	Total Long-Term Investments (cost $157,390,165)				157,382,431

JMT	Nuveen Mortgage Opportunity Term Fund 2 (continued)
Portfolio of Investments June 30, 2018

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 4.1% (2.9% of Total Investments)

	REPURCHASE AGREEMENTS – 4.1% (2.9% of Total Investments)

$4,702	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/18, repurchase price $4,702,000, collateralized by $5,005,000 U.S. Treasury Notes, 2.000%, due 2/15/25, value $4,796,872	0.900%	7/02/18	$4,701,647
$4,702	Total Short-Term Investments (cost $4,701,647)			4,701,647
	Total Investments (cost $162,091,812) – 141.9%			162,084,078
	Borrowings – (40.5)% (4), (5)			(46,200,000)
	Other Assets Less Liabilities – (1.4)% (6)			(1,671,801)
	Net Assets – 100%			$114,212,277

Investments in Derivatives

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Short	(32)	9/18	$(3,813,805)	$(3,846,000)	$(32,195)	$—

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(4)	Borrowings as a percentage of total investments is 28.5%.

(5)

The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(6)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC-cleared and exchange-traded derivatives is recognized as part of cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.

I/O	Interest only security.

LIBOR	London Inter-Bank Offered Rate

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

See accompanying notes to financial statements.

Statement of Assets and Liabilities

June 30, 2018

(Unaudited)

	JLS	JMT
Assets
Long-term investments, at value (cost $522,475,274 and $157,390,165, respectively)	$522,822,146	$157,382,431
Short-term investments, at value (cost approximates value)	15,404,188	4,701,647
Cash collateral at brokers for investments in futures contracts	112,350	33,600
Receivable for interest	1,696,723	528,495
Other assets	48,507	3,813
Total assets	540,083,914	162,649,986
Liabilities
Borrowings	147,200,000	46,200,000
Payable for:
Dividends	1,788,956	530,611
Investments purchased	4,165,000	1,235,000
Accrued expenses:
Management fees	477,477	145,907
Interest on borrowings	426,784	133,949
Trustees fees	47,971	988
Other	225,282	191,254
Total liabilities	154,331,470	48,437,709
Net assets	$385,752,444	$114,212,277
Shares outstanding	15,888,417	4,871,277
Net asset value (“NAV”) per share outstanding	$24.28	$23.45
Net assets consist of:
Shares, $0.01 par value per share	$158,884	$48,713
Paid-in surplus	372,270,916	110,577,509
Undistributed (Over-distribution of) net investment income	(4,118,152)	(1,216,992)
Accumulated net realized gain (loss)	17,202,079	4,842,976
Net unrealized appreciation (depreciation)	238,717	(39,929)
Net assets	$385,752,444	$114,212,277
Authorized shares	Unlimited	Unlimited

See accompanying notes to financial statements.

Statement of Operations

Six Months Ended June 30, 2018

(Unaudited)

	JLS	JMT
Investment Income	$14,871,829	$4,581,233
Expenses
Management fees	2,896,657	885,345
Interest expense on borrowings	2,383,666	748,133
Custodian fees	49,184	20,113
Trustees fees	6,268	1,882
Professional fees	79,516	72,895
Shareholder reporting expenses	30,594	10,891
Shareholder servicing agent fees	62	145
Stock exchange listing fees	3,358	3,358
Investor relations expense	30,053	8,661
Other	21,159	13,996
Total expenses	5,500,517	1,765,419
Net investment income (loss)	9,371,312	2,815,814
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	3,433,089	1,133,745
Futures contracts	157,293	46,438
Change in net unrealized appreciation (depreciation) of:
Investments	(8,733,816)	(2,796,366)
Futures contracts	(108,155)	(32,195)
Net realized and unrealized gain (loss)	(5,251,589)	(1,648,378)
Net increase (decrease) in net assets from operations	$4,119,723	$1,167,436

See accompanying notes to financial statements.

Statement of Changes in Net Assets

(Unaudited)

	JLS		JMT
	Six Months Ended 6/30/18	Year Ended 12/31/17	Six Months Ended 6/30/18	Year Ended 12/31/17
Operations
Net investment income (loss)	$9,371,312	$21,230,482	$2,815,814	$6,696,656
Net realized gain (loss) from:
Investments	3,433,089	25,623,988	1,133,745	7,265,808
Futures contracts	157,293	—	46,438	—
Change in net unrealized appreciation (depreciation) of:
Investments	(8,733,816)	714,875	(2,796,366)	(110,291)
Futures contracts	(108,155)	—	(32,195)	—
Net increase (decrease) in net assets from operations	4,119,723	47,569,345	1,167,436	13,852,173
Distributions to Shareholders
From net investment income	(10,820,012)	(30,885,494)	(3,288,112)	(8,586,113)
From accumulated net realized gains	—	(21,835,451)	—	(6,539,689)
Decrease in net assets from distributions to shareholders	(10,820,012)	(52,720,945)	(3,288,112)	(15,125,802)
Net increase (decrease) in net assets	(6,700,289)	(5,151,600)	(2,120,676)	(1,273,629)
Net assets at the beginning of period	392,452,733	397,604,333	116,332,953	117,606,582
Net assets at the end of period	$385,752,444	$392,452,733	$114,212,277	$116,332,953
Undistributed (Over-distribution of) net investment income at the end of period	$(4,118,152)	$(2,669,452)	$(1,216,992)	$(744,694)

See accompanying notes to financial statements.

Statement of Cash Flows

Six Months Ended June 30, 2018

(Unaudited)

	JLS	JMT
Cash Flows from Operating Activities:
Net Increase (Decrease) In Net Assets from Operations	$4,119,723	$1,167,436
Adjustments to reconcile the net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments	(137,940,092)	(47,465,269)
Proceeds from sales and maturities of investments	176,412,889	58,512,724
Proceeds from (Purchases of) short-term investments, net	(15,404,188)	(4,701,647)
Amortization (Accretion) of premiums and discounts, net	(283,258)	(139,666)
(Increase) Decrease in:
Receivable for interest	35,655	8,446
Other assets	(5,850)	(2,641)
Increase (Decrease) in:
Payable for investments purchased	4,165,000	1,235,000
Accrued management fees	(45,079)	(13,303)
Accrued interest on borrowings	75,600	23,727
Accrued Trustees fees	3,415	(306)
Accrued other expenses	70,159	63,611
Net realized (gain) loss from:
Investments	(3,433,089)	(1,133,745)
Paydowns	(420,564)	(174,339)
Change in net unrealized (appreciation) depreciation of investments	8,733,816	2,796,366
Net cash provided by (used in) operating activities	36,084,137	10,176,394
Cash Flows from Financing Activities
Increase (Decrease) in cash overdraft	(26,940,731)	(7,385,293)
Cash distributions paid to shareholders	(9,031,056)	(2,757,501)
Net cash provided by (used in) financing activities	(35,971,787)	(10,142,794)
Net Increase (Decrease) in Cash and Cash Collateral at Brokers	112,350	33,600
Cash and cash collateral at brokers at the beginning of period	—	—
Cash and cash collateral at brokers at the end of period	$112,350	$33,600

Supplemental Disclosure of Cash Flow Information	JLS	JMT
Cash paid for interest on borrowings (excluding borrowing costs)	$2,308,066	$724,406

See accompanying notes to financial statements.

THIS PAGE INTENTIONALLY LEFT BLANK

Financial Highlights

(Unaudited)

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Return of Capital	Total	Ending NAV	Ending Share Price

JLS
Year ended 12/31:
2018(e)	$24.70	$0.59	$(0.33)	$0.26	$(0.68)	$—	$—	$(0.68)	$24.28	$23.51
2017	25.02	1.34	1.65	2.99	(1.94)	(1.37)	—	(3.31)	24.70	24.69
2016	25.09	1.56	0.08	1.64	(1.43)	(0.28)	—	(1.71)	25.02	24.07
2015	26.16	1.28	(0.83)	0.45	(1.13)	(0.25)	(0.14)	(1.52)	25.09	22.71
2014	25.84	1.25	0.62	1.87	(1.00)	(0.55)*	— *	(1.55)	26.16	23.15
2013	26.59	1.08	0.99	2.07	(1.44)	(1.38)*	— *	(2.82)	25.84	23.14

JMT
Year ended 12/31:
2018(e)	23.88	0.58	(0.33)	0.25	(0.68)	—	—	(0.68)	23.45	22.71
2017	24.14	1.37	1.47	2.84	(1.76)	(1.34)	—	(3.10)	23.88	23.74
2016	24.28	1.50	0.04	1.54	(1.43)	(0.25)	—	(1.68)	24.14	23.16
2015	25.41	1.20	(0.80)	0.40	(1.01)	(0.19)	(0.33)	(1.53)	24.28	22.29
2014	25.08	1.22	0.67	1.89	(0.85)	— **	(0.71)	(1.56)	25.41	23.17
2013	26.95	1.06	0.79	1.85	(1.43)	(2.26)	(0.03)	(3.72)	25.08	22.97

	Borrowings at the End of Period
	Aggregate Amount Outstanding (000)	Asset Coverage Per $1,000

JLS
Year Ended 12/31:
2018(e)	$147,200	$3,621
2017	147,200	3,666
2016	147,200	3,701
2015	147,200	3,708
2014	147,200	3,823
2013	124,550	4,296

JMT
Year Ended 12/31:
2018(e)	46,200	3,472
2017	46,200	3,518
2016	46,200	3,546
2015	46,200	3,560
2014	46,200	3,679
2013	39,450	4,097

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets(c)

Based on NAV(b)	Based on Share Price(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(d)

1.07%	(2.01)%	$385,752	2.85	%***	4.86	%***	26%
12.21	16.79	392,453	2.51		5.12		85
6.79	13.97	397,604	2.42		6.29		73
1.71	4.82	398,601	2.24		4.96		24
7.31	6.72	415,575	2.20		4.72		17
7.96	(4.85)	410,532	2.22		3.99		22

1.04	(1.48)	114,212	3.09	***	4.93	***	30
12.01	16.34	116,333	2.73		5.47		85
6.56	11.83	117,607	2.67		6.24		76
1.56	3.01	118,279	2.47		4.79		23
7.63	7.81	123,780	2.42		4.72		16
7.05	(1.84)	122,193	2.38		3.91		21

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)

Total Return Based on NAV is the combination of changes in NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

(c)	•	Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to reverse repurchase agreements (where applicable) and/or borrowings (as described in Note 8 – Borrowing Arrangements).
	•	Each ratio includes the effect of all interest expense paid and other costs related to reverse repurchase agreements and/or to borrowings, where applicable, as follows:

Ratios of Interest Expense to Average Net Assets
JLS
Year ended 12/31:
2018(e)	1.24%
2017	0.93
2016	0.79
2015	0.63
2014	0.60
2013	0.65

Ratios of Interest Expense to Average Net Assets
JMT
Year ended 12/31:
2018(e)	1.31%
2017	0.99
2016	0.84
2015	0.66
2014	0.63
2013	0.66

(d)

Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.

(e)	For the six months ended June 30, 2018.
*	Revised to reclassify the per share return of capital of $0.06 and $0.32 to a realized gain distribution for the fiscal years ended December 31, 2013 and December 31, 2014, respectively.
**	Rounds to less than $0.01 per share.
***	Annualized.

See accompanying notes to financial statements.

Notes to Financial Statements

(Unaudited)

1. General Information and Significant Accounting Policies

General Information

Fund Information

The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a “Fund” and collectively, the “Funds”):

•	Nuveen Mortgage Opportunity Term Fund (JLS)

•	Nuveen Mortgage Opportunity Term Fund 2 (JMT)

The Funds are registered under the Investment Company Act of 1940, as amended, as diversified closed-end management investment companies. JLS and JMT were organized as Massachusetts business trusts on September 10, 2009 and December 16, 2009, respectively. It is anticipated that JLS and JMT will terminate on November 30, 2019 and February 28, 2020, respectively. Upon termination, the Funds will distribute all of their assets to shareholders of record as of the date of termination.

The end of the reporting period for the Funds is June 30, 2018, and the period covered by these Notes to Financial Statements is the six months ended June 30, 2018 (the “current fiscal period”).

Investment Adviser

The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Wellington Management Company LLP (“Wellington Management”) and Nuveen Asset Management, LLC (“NAM”). Wellington Management manages the Funds’ investments in mortgage-backed securities (“MBS”) and other permitted investments.

Investment Objectives and Principal Investment Strategies

Each Fund’s investment objective is to generate attractive total returns through opportunistic investments in MBS. Each Fund seeks to achieve its investment objective by investing primarily in non-agency residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”). Each Fund may also invest up to 20% of its managed assets (as defined in Note 7 – Management Fees) in other permitted investments, including cash and cash equivalents, U.S. treasury securities, non-mortgage related asset-backed securities, inverse floating rate securities, municipal securities, interest rate futures, interest rate swaps and swaptions, non-MBS credit default swaps (including swaps based on a credit default swap index, such as the CMBX Index) and other synthetic mortgage-related exposure, including equity investments in mortgage real estate investment trusts (“REITs”), as permitted by the 1940 Act.

Significant Accounting Policies

Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (ASC) Topic 946 “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.

As of the end of the reporting period, the Funds’ outstanding when issued/delayed delivery purchase commitments were as follows:

	JLS	JMT
Outstanding when-issued/delayed delivery purchase commitments	$4,165,000	$1,235,000

Investment Income

Investment income is comprised of interest income, which reflects the amortization of premiums and accretion of discounts for financial reporting purposes, and is recorded on an accrual basis. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.

Professional Fees

Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment or to pursue other claims or legal actions on behalf of Fund shareholders. If a refund is received for workout expenditures paid in a prior reporting period, such amounts will be recognized as “Legal fee refund” on the Statement of Operations.

Dividends and Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Each Fund makes monthly cash distributions to shareholders of a stated dollar amount per share. Subject to approval and oversight by the Funds’ Board of Trustees (the “Board”), each Fund seeks to establish a distribution rate that roughly corresponds to the cash flows from its investment strategies through regular distributions (a “Cash Flow-Based Distribution Program”). Each Fund seeks to establish a relatively stable common share distribution rate that roughly corresponds to the Fund’s net cash flows after expense from its investments over an extended period of time. Actual net cash flows the Funds receive may differ from each Fund’s distribution rate over shorter time periods over a specific timeframe. The portion of distributions paid attributed to net unrealized gains, if any, is distributed from a Fund’s assets and is treated by shareholders as a non-taxable distribution (“Return of Capital”) for tax purposes. In the event that total distributions during a calendar year exceed a Fund’s total return on net asset value (“NAV”), the difference will reduce NAV per share. If a Fund’s total return on NAV exceeds total distributions during a calendar year, the excess will be reflected as an increase in NAV per share. The final determination of the source and character of all distributions for the fiscal year is made after the end of the fiscal year and is reflected in the financial statements contained in the annual report as of December 31 each year.

Compensation

The Funds pay no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Indemnifications

Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Netting Agreements

In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 3 – Portfolio Securities and Investments in Derivatives.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the current fiscal period. Actual results may differ from those estimates.

Notes to Financial Statements (continued)

(Unaudited)

2. Investment Valuation and Fair Value Measurements

The fair valuation input levels as described below are for fair value measurement purposes.

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Prices of fixed-income securities are provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs.

Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price, and are generally classified as Level 1.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Board and/or its appointee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Board and/or its appointee.

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

JLS	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Mortgage-Backed Securities	$—	$482,628,697	$—	$482,628,697
Asset-Backed Securities	—	40,193,449	—	40,193,449

Short-Term Investments:
Repurchase Agreements	—	15,404,188	—	15,404,188

Investments in Derivatives:
Futures Contracts*	(108,155)	—	—	(108,155)
Total	$(108,155)	$538,226,334	$—	$538,118,179
JMT
Long-Term Investments:
Mortgage-Backed Securities	$—	$145,452,535	$—	$145,452,535
Asset-Backed Securities	—	11,929,896	—	11,929,896

Short-Term Investments:
Repurchase Agreements	—	4,701,647	—	4,701,647

Investments in Derivatives:
Futures Contracts*	(32,195)	—	—	(32,195)
Total	$(32,195)	$162,084,078	$—	$162,051,883
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Board is responsible for the valuation process and has appointed the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies and reporting to the Board. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making a fair value determination, based on the facts and circumstances specific to the portfolio instrument. Fair value determinations generally will be derived as follows, using public or private market information:

(i)	If available, fair value determinations shall be derived by extrapolating from recent transactions or quoted prices for identical or comparable securities.

(ii)

If such information is not available, an analytical valuation methodology may be used based on other available information including, but not limited to: analyst appraisals, research reports, corporate action information, issuer financial statements and shelf registration statements. Such analytical valuation methodologies may include, but are not limited to: multiple of earnings, discount from market value of a similar freely-traded security, discounted cash flow analysis, book value or a multiple thereof, risk premium/yield analysis, yield to maturity and/or fundamental investment analysis.

The purchase price of a portfolio instrument will be used to fair value the instrument only if no other valuation methodology is available or deemed appropriate, and it is determined that the purchase price fairly reflects the instrument’s current value.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board.

3. Portfolio Securities and Investments in Derivatives

Investments in Derivatives

Each Fund is authorized to invest in certain derivative instruments such as futures, options and swap contracts. Each Fund limits its investments in futures, options on futures and swap contracts to the extent necessary for the Adviser to claim the exclusion from registration by the Commodity Futures Trading Commission as a commodity pool operator with respect to the Fund. The Funds record derivative instruments at fair value with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Notes to Financial Statements (continued)

(Unaudited)

Futures Contracts

Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as “Cash collateral at brokers for investments in futures contracts” on the Statement of Assets and Liabilities. Investments in futures contracts obligate the Fund and the clearing broker to settle monies on a daily basis representing changes in the prior days “mark-to-market” of the open contracts. If the Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to appreciation and conversely if the Fund has unrealized depreciation the clearing broker would debit the Fund’s account with an amount equal to depreciation. These daily cash settlements are also known as “variation margin.” Variation margin is recognized as a receivable and/or payable for “Variation margin on futures contracts” on the Statement of Assets and Liabilities.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis to reflect the changes in market value of the contract, which is recognized as a component of “Change in net unrealized appreciation (depreciation) of futures contracts” on the Statement of Operations. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into, which is recognized as a component of “Net realized gain (loss) from futures contracts” on the Statement of Operations.

Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

During the current fiscal period, the Funds used U.S. Treasury futures for duration and yield curve management purposes.

The average notional amount of futures contracts outstanding during the current fiscal period was as follows:

	JLS	JMT
Average notional amount of futures contracts outstanding*	$(8,485,573)	$(2,521,583)
*

The average notional amount is calculated based on the absolute aggregate notional of contracts outstanding at the beginning of the current fiscal period and at the end of each quarter within the current fiscal period.

The following table presents the fair value of all futures contracts held by the Funds as of the end of the reporting period, the location of these instruments on the Statement of Assets and Liabilities and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		(Liability) Derivatives
		Location	Value	Location	Value
JLS
Insert Rate	Futures contracts	Cash collateral at brokers for investments in futures contracts*	$(108,155)	—	$—
JMT
Insert Rate	Futures contracts	Cash collateral at brokers for investments in futures contracts*	$(32,195)	—	$—
*

Value represents unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments and not the asset and/or liability derivative location as described in the table above.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on futures contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.

Fund	Underlying Risk Exposure	Derivative Instrument	Net Realized Gain (Loss) from Futures Contracts	Change in Net Unrealized Appreciation (Depreciation) of Futures Contracts
JLS	Interest Rate	Futures contracts	$157,293	$(108,155)
JMT	Interest Rate	Futures contracts	46,438	(32,195)

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

4. Fund Shares

The Funds did not have any transactions in shares during the current and prior fiscal period.

5. Investment Transactions

Long-term purchases and sales (including maturities but excluding derivative transactions) during the current fiscal period were as follows:

	JLS	JMT
Purchases	$137,940,092	$47,465,269
Sales and maturities	176,412,889	58,512,724

6. Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment company taxable income to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of market discount accretion on investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.

The tables below present the cost and unrealized appreciation (depreciation) of each Fund’s investment portfolio, as determined on a federal income tax basis, as of June 30, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

	JLS	JMT
Tax cost of investments	$531,652,730	$160,277,015
Gross unrealized:
Appreciation	$16,570,449	$5,074,397
Depreciation	(9,996,845)	(3,267,334)
Net unrealized appreciation (depreciation) of investments	$6,573,604	$1,807,063

	JLS	JMT
Tax cost of futures contracts	$(108,155)	$(32,195)
Net unrealized appreciation (depreciation) of futures contracts	—	—

Notes to Financial Statements (continued)

(Unaudited)

Permanent differences, primarily due to federal taxes paid, investments in MBS, and treatment of notional principal contracts, resulted in reclassifications among the Funds’ components of net assets as of December 31, 2017, the Funds’ last tax year-end, as follows:
	JLS	JMT
Paid-in surplus	$(101,995)	$(30,250)
Undistributed (Over-distribution of) net investment income	3,968,646	1,014,165
Accumulated net realized gain (loss)	(3,866,651)	(983,915)

The tax components of undistributed net ordinary income and net long-term capital gains as of December 31, 2017, the Funds’ last tax year end, were as follows:
	JLS	JMT
Undistributed net ordinary income[1]	$2,549,364	$742,207
Undistributed net long-term capital gains	1,782,285	251,267
[1] Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended December 31, 2017 was designated for purposes of the dividends paid deduction as follows:
	JLS	JMT
Distributions from net ordinary income[1]	$36,455,973	$10,218,965
Distributions from net long-term capital gains	16,264,972	4,906,837
[1] Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

7. Management Fees

Each Fund’s management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. Wellington Management is compensated for its services to the Funds from the management fees paid to the Adviser.

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:

Average Daily Managed Assets[1]	JLS Fund-Level Fee Rate	JMT Fund-Level Fee Rate
For the first $125 million	0.9500%	0.9500%
For the next $125 million	0.9375	0.9375
For the next $150 million	0.9250	0.9250
For the next $600 million	0.9125	0.9125
For managed assets over $1 billion	0.9000	0.9000

The annual complex-level fee, payable monthly, for each Fund is calculated by multiplying the current complex-wide fee rate, determined according to the following schedule by the Fund’s daily managed assets:

Complex-Level Eligible Asset Breakpoint Level[2]	Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445
[1]

“Managed assets” means the total assets of the Fund, minus the sum of its accrued liabilities (other than the Fund liabilities incurred for the express purpose of creating effective leverage). Total assets for this purpose shall include assets attributable to each Fund’s use of effective leverage (whether or not those assets are reflected in the Fund’s financial statements for the purposes of U.S. GAAP).

[2]

The complex-level fee is based on the aggregate daily managed assets (as “managed assets” is defined in each Nuveen fund’s investment management agreement with the Adviser, which generally includes assets attributable to any preferred shares that may be outstanding and any borrowings (including the issuance of commercial paper or notes)) of the Nuveen open-end and closed-end Funds that constitute “eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. As of June 30, 2018, the complex-level fee for each Fund was 0.1591%.

8. Borrowing Arrangements

Each Fund has entered into a borrowing arrangement (“Borrowings”) as a means of leverage. As of the end of the reporting period, each Fund’s maximum commitment amount under its Borrowings is as follows:

	JLS	JMT
Maximum commitment amount	$148,000,000	$46,500,000

As of the end of the reporting period, each Fund’s outstanding balance on its Borrowings was as follows:

	JLS	JMT
Outstanding balance on Borrowings	$147,200,000	$46,200,000

Interest charged on the outstanding balance of Borrowings for each Fund its equal to the 3-Month LIBOR (London Inter-Bank Offered Rate) plus 1.45% per annum on the amount borrowed. In addition to interest expense, each Fund may also pay a fee of 1.45%, which shall accrue daily based on the amount of the difference between 90% of the maximum commitment amount and the drawn balance, when such drawn balance is less than 90% of the maximum commitment amount.

During June 2018, the Funds amended these Borrowings. Interest is charged on the Borrowings drawn amount at a rate per annum equal to the 1-Month LIBOR (London Inter-Bank Offered Rate) plus 1.10% per annum on the amount borrowed. In addition to interest expense, each Fund may also pay a fee of 1.10%, which shall accrue daily based on the amount of the difference between 85% of the maximum commitment amount and the drawn balance, when such drawn balance is less than 85% of the maximum commitment amount.

During the current fiscal period, the average daily balance outstanding and average annual interest rate on each Fund’s Borrowings were as follows:

	JLS	JMT
Average daily balance outstanding	$147,200,000	$46,200,000
Average annual interest rate	3.22%	3.22%

In order to maintain these Borrowings, each Fund must meet certain collateral, asset coverage and other requirements. Each Fund’s Borrowings outstanding are fully secured by eligible securities held in its Portfolio of Investments.

Notes to Financial Statements (continued)

(Unaudited)

Each Fund’s Borrowings outstanding is recognized as “Borrowings” on the Statement of Assets and Liabilities. Interest expense incurred on the borrowed amount and undrawn balance are recognized as a component of “Interest expense on borrowings” on the Statement of Operations.

Inter-Fund Borrowing and Lending

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4) no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.

The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

During May 2017, the Board approved the Nuveen funds participation in the Inter-Fund Program. During the current reporting period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.

9. New Accounting Pronouncements

FASB Accounting Standards Update (“ASU”) 2017-08 (“ASU 2017-08”) Premium Amortization on Purchased Callable Debt Securities

The FASB has issued ASU 2017-08, which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08, if any.

Additional Fund Information

Board of Trustees
Margo Cook*	Jack B. Evans	William C. Hunter	Terence J. Toth	Margaret L. Wolff	Robert L. Young
William J. Schneider	Judith M. Stockdale	Carole E. Stone	Albin F. Moschner	John K. Nelson

*	Interested Board Member.

Fund Manager Nuveen Fund Advisors, LLC 333 West Wacker Drive Chicago, IL 60606	Custodian State Street Bank & Trust Company One Lincoln Street Boston, MA 02111	Legal Counsel Chapman and Cutler LLP Chicago, IL 60603	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP One North Wacker Drive Chicago, IL 60606	Transfer Agent and Shareholder Services Computershare Trust Company, N.A. 250 Royall Street Canton, MA 02021 (8oo) 257-8787

Quarterly Form N-Q Portfolio of Investments Information

Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. You may obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC toll-free at (800) SEC-0330 for room hours and operation.

Nuveen Funds’ Proxy Voting Information

You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

CEO Certification Disclosure

Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual. Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Share Repurchases

Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock, as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

	JLS	JMT
Shares repurchased	—	—

FINRA BrokerCheck

The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report

∎

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

∎

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged index that includes all investment-grade, publicly issued, fixed-rate, dollar denominated, non-convertible debt issues and commercial mortgage backed securities with maturities of at least one year and outstanding par values of $150 million or more. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.

∎

Bloomberg Barclays Commercial Mortgage-Backed Securities (CMBS) Aggregate Index: An index that measures the performance of the commercial mortgage-backed securities market. Benchmark returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

∎

Credit Risk Transfer (CRT) Securities: These are general obligations of the U. S. Federal National Mortgage Associate (Fannie Mae) and the U.S. Federal Home Loan Mortgage Corporation (Freddie Mac). These Government Sponsored Enterprises (GSEs) are mandated to expand the secondary market for residential mortgage loans through securitization.

∎

Commercial Mortgage-Backed Securities (CMBS): Commercial mortgage-backed securities are backed by cash flows of a mortgage or pool of mortgages on commercial real estate. CMBS generally are structured to provide protection to the senior class investors against potential losses on the underlying mortgage loans. CMBS are typically characterized by the following: i) loans on multi-family housing, non-residential property, ii) payments based on the amortization schedule of 25-30 years with a balloon payment due usually after 10 years, and iii) restrictions on prepayments.

∎

Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond Fund’s value to changes when market interest rates change. Generally, the longer a bond’s or Fund’s duration, the more the price of the bond or Fund will change as interest rates change.

∎

Effective Leverage: Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see below) and the leverage effects of certain derivative investments in the fund’s portfolio that increase the fund’s investment exposure.

∎	Leverage: Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.

∎

Mortgage-Backed Securities (MBS): Mortgage-backed securities (MBS) are bonds backed by pools of mortgages, usually with similar characteristics, and which return principal and interest in each payment. MBS are composed of residential mortgages (RMBS) or commercial mortgages (CMBS). RMBS are further divided into agency RMBS and non-agency RMBS, depending on the issuer.

∎

Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

∎

Regulatory Leverage: Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set in the Investment Company Act of 1940.

∎

Residential Mortgage-Backed Securities (RMBS): Residential mortgage-backed securities are securities the payments on which depend primarily on the cash flow from residential mortgage loans made to borrowers that are secured by residential real estate. RMBS consist of agency and non-agency RMBS. Agency RMBS have agency guarantees that assure investors that they will receive timely payment of interest and principal, regardless of delinquency or default rates on the underlying loans. Agency RMBS include securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, and other federal agencies, or issues guaranteed by them. Non-agency RMBS do not have agency guarantees. Non-agency RMBS have credit enhancement built into the structure to shield investors from borrower delinquencies. The spectrum of non-agency residential mortgage loans includes traditional jumbo loans (prime), alternative-A loans (Alt-A), and home equity loans (subprime).

Reinvest Automatically, Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan

Your Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares.

By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each quarter you’ll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time,

should your needs or situation change.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (8oo) 257-8787.

Annual Investment Management Agreement Approval Process

(Unaudited)

At a meeting held on May 22-24, 2018 (the “May Meeting”), the Board of Trustees (each, a “Board,” and each Trustee, a “Board Member”) of each Fund, including the Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) (the “Independent Board Members”), approved, for its respective Fund, the renewal of the management agreement (the “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as investment adviser to such Fund and the sub-advisory agreement (the “Sub-Advisory Agreement”) with Wellington Management Company LLP (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as investment sub-adviser to such Fund. Following an initial two-year period, the Board, including the Independent Board Members, is required under the 1940 Act to review and approve each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund Adviser.”

In response to a request on behalf of the Independent Board Members by independent legal counsel, the Board received and reviewed prior to the May Meeting extensive materials specifically prepared for the annual review of Advisory Agreements by the Adviser as well as by Broadridge Financial Solutions, Inc. (“Broadridge” or “Lipper”), an independent provider of investment company data. The materials provided in connection with the annual review covered a breadth of subject matter including, but not limited to, a description of the nature, extent and quality of services provided by each Fund Adviser; a review of the Sub-Adviser and the applicable investment team(s); an analysis of fund performance in absolute terms and as compared to the performance of certain peer funds and benchmarks with a focus on any performance outliers; an analysis of the fees and expense ratios of the Nuveen funds in absolute terms and as compared to those of certain peer funds with a focus on any expense outliers; a description of portfolio manager compensation; a review of the secondary market for Nuveen closed-end funds (including, among other things an analysis of performance, distribution and valuation and capital raising trends in the broader closed-end fund market and in particular to Nuveen closed-end funds; a review of the leverage management actions taken on behalf of the Nuveen closed-end funds and the resulting impact on performance; and a description of the distribution management process and any capital management activities); a review of the performance of various service providers; a description of various initiatives Nuveen had undertaken or continued during the year for the benefit of particular Nuveen fund(s) and/or the complex; a description of the profitability or financial data of Nuveen and the various sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Fund Advisers as a result of their relationships with the Nuveen funds. The Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements. The Board Members held an in-person meeting on April 10-11, 2018 (the “April Meeting”), in part, to review and discuss the performance of the Nuveen funds and the Adviser’s evaluation of the various sub-advisers to the Nuveen funds. Prior to the May Meeting, the Board Members also received and reviewed supplemental information provided in response to questions posed by the Board Members.

The information prepared specifically for the annual review of the Advisory Agreements supplemented the information provided to the Board and its committees throughout the year. The Board and its committees met regularly during the year and the information provided and topics discussed were relevant to the review of the Advisory Agreements. Some of these reports and other data included, among other things, materials that outlined the investment performance of the Nuveen funds; strategic plans of the Adviser which may impact the services it provides to the Nuveen funds; the review of the Nuveen funds and applicable investment teams; the management of leveraging financing for the Nuveen closed-end funds; the secondary market trading of the Nuveen closed-end funds and any actions to address discounts; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers; valuation of securities; fund expenses; and overall market and regulatory developments. The Board further continued its practice of seeking to meet periodically with the various sub-advisers to the Nuveen funds and their investment teams, when feasible. As a result, the Independent Board Members considered the review of the Advisory Agreements to be an ongoing process and employed the accumulated information, knowledge, and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Fund Advisers in their review of the Advisory

Annual Investment Management Agreement Approval Process (continued)

(Unaudited)

Agreements. Throughout the year and during the annual review of Advisory Agreements, the Independent Board Members met in executive sessions with independent legal counsel and had the benefit of counsel’s advice.

In deciding to renew the Advisory Agreements, the Independent Board Members did not identify a particular factor as determinative, but rather the decision reflected the comprehensive consideration of all the information provided, and each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process. The following summarizes the principal factors, but not all the factors, the Board considered in deciding to renew the Advisory Agreements and its conclusions.

A.	Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund and the resulting performance of each Fund. With respect to the Adviser, the Board recognized the comprehensive set of management, oversight and administrative services the Adviser and its affiliates provided to manage and operate the Nuveen funds in a highly regulated industry. As illustrative, these services included, but were not limited to, product management; investment oversight, risk management and securities valuation services; fund accounting and administration services; board support and administration services; compliance and regulatory oversight services; legal support; and with respect to closed-end funds, leverage, capital and distribution management services.

In addition to the services necessary to operate and maintain the Nuveen funds, the Board recognized the Adviser’s continued program of improvements and innovations to make the Nuveen fund complex more relevant and attractive to existing and new investors and to accommodate the new and changing regulatory requirements in an increasingly complex regulatory environment. The Board noted that some of the initiatives the Adviser had taken over recent years to benefit the complex and particular Nuveen funds included, among other things:

•

Fund Rationalizations – continuing efforts to rationalize the product line through mergers, liquidations and repositionings in seeking to enhance shareholder value over the years through increased efficiency, reduced costs, improved performance and revised investment approaches more relevant to current shareholder needs;

•

Product Innovations – developing product innovations and launching new products that will help the Nuveen fund complex offer a variety of products that will attract new investors and retain existing investors, such as launching the target term funds, exchange-traded funds (“ETFs”) and multi-asset class funds;

•

Risk Management Enhancements – continuing efforts to enhance risk management, including enhancing reporting to increase the efficiency of risk monitoring, implementing programs to strengthen the ability to detect and mitigate operational risks, dedicating resources and staffing necessary to create standards to help ensure compliance with new liquidity requirements, and implementing a price verification system;

•

Additional Compliance Services – the continuing investment of significant resources, time and additional staffing to meet the various new regulatory requirements affecting the Nuveen funds over the past several years, the further implementation of unified compliance policies and processes, the development of additional compliance training modules, and the reorganization of the compliance team adding further depth to its senior leadership;

•

Expanded Dividend Management Services – as the Nuveen fund complex has grown, the additional services necessary to manage the distributions of the varied funds offered and investing in automated systems to assist in this process; and

•	with respect specifically to closed-end funds, such initiatives also included:

••	Leverage Management Services – continuing activities to expand financing relationships and develop new product structures to lower fund leverage expenses and to manage associated risks, particularly in an interest rate increasing environment;

••	Capital Management Services – continuing capital management activities through the share repurchase program and additional equity offerings in seeking to increase net asset value and/or improve fund performance for the respective Nuveen funds;

••	Data and Market Analytics – continuing development of databases that help with obtaining and analyzing ownership data of closed-end funds;

••	Enhanced Secondary Market Reporting – providing enhanced reporting and commentary on the secondary market trading of closed-end funds which permit more efficient analysis of the performance of the Nuveen funds compared to peers and of trends in the marketplace; and

••	Tender Option Bond Services – providing the additional support services necessary for Nuveen funds that seek to use tender option bonds to meet new regulatory requirements.

The Board also recognized the Adviser’s investor relations program which seeks to advance the Nuveen closed-end funds through, among other things, raising awareness and delivering education regarding closed-end funds to investors and financial advisors and promoting the Nuveen closed-end funds with such investors.

In addition to the services provided by the Adviser, the Board also noted the business related risks the Adviser incurred in managing the Nuveen funds, including entrepreneurial, legal and litigation risks.

The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and the investment and compliance oversight over the Sub-Adviser provided by the Adviser. The Board recognized that the Sub-Adviser generally provided the portfolio advisory services for the Funds. The Board reviewed the Adviser’s analysis of the Sub-Adviser which evaluated, among other things, the investment team, the members’ experience and any changes to the team during the year, the team’s assets under management, the stability and history of the organization, the team’s investment approach and the performance of the Funds over various periods. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B.	The Investment Performance of the Funds and Fund Advisers

As part of its evaluation of the services provided by the Fund Advisers, the Board considered the investment performance of each Fund. In this regard, the Board reviewed fund performance over the quarter, one-, three- and five-year periods ending December 31, 2017, as well as performance data for the first quarter of 2018 ending March 31, 2018. The Independent Board Members noted that they reviewed and discussed fund performance over various time periods with management at their quarterly meetings throughout the year and their review and analysis of performance during the annual review of Advisory Agreements incorporated such discussions.

The Board reviewed performance on an absolute basis and in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). The Board considered the Adviser’s analysis of each Nuveen fund’s performance, including, in particular, an analysis of the Nuveen funds determined to be performance outliers and the factors contributing to their underperformance. In addition to the foregoing, in recognizing the importance of secondary market trading to shareholders of closed-end funds, the Board reviewed, among other things, the premium or discount to net asset value of the Nuveen closed-end funds as of a specified date as well as relative to the premiums or discounts of certain peers and the funds’ total return based on net asset value and market price over various periods. The Board considers the review of premiums and discounts of the closed-end funds to be a continuing priority and as such, the Board and/or its Closed-end Fund Committee also receives an update on the secondary closed-end fund market and evaluates the premiums and discounts of the Nuveen closed-end funds at each quarterly meeting, reviewing, among other things, the premium and discount trends in the broader closed-end fund market, by asset category and by closed-end fund; the historical total return performance data for the Nuveen closed-end funds based on net asset value and price over various periods; the volatility trends in the market; the distribution data of the Nuveen closed-end funds and as compared to peer averages; and a summary of the common share shelf offerings and share repurchase activity during the applicable quarter. As the Board’s Closed-end Fund Committee oversees matters particularly impacting the closed-end fund product line, the committee further engages in more in-depth discussions of the premiums and discounts of the Nuveen closed-end funds at each of its quarterly meetings.

In reviewing performance data, the Independent Board Members appreciated some of the inherent limitations of such data. In this regard, the Independent Board Members recognized that there may be limitations with the comparative data of certain

Annual Investment Management Agreement Approval Process (continued)

(Unaudited)

peer groups or benchmarks as they may pursue objective(s), strategies or have other characteristics that are different from the respective Nuveen fund and therefore the performance results necessarily are different and limit the value of the comparisons. As an example, some funds may utilize leverage which may add to or detract from performance compared to an unlevered benchmark. The Independent Board Members also noted that management had ranked the relevancy of the peer group as low, medium or high to help the Board evaluate the value of the comparative peer performance data. The Board was aware that the performance data was measured as of a specific date and a different time period may reflect significantly different results and a period of underperformance can significantly impact long term performance figures. The Board further recognized that a shareholder’s experience in a Fund depends on his or her own holding period which may differ from that reviewed by the Independent Board Members.

In their review of performance, the Independent Board Members focused, in particular, on the Adviser’s analysis of Nuveen funds determined to be underperforming performance outliers. The Independent Board Members noted that only a limited number of the Nuveen funds appeared to be underperforming performance outliers at the end of 2017 and considered the factors contributing to the respective fund’s performance and whether there were any performance concerns that needed to be addressed. The Board recognized that some periods of underperformance may only be temporary while other periods of underperformance may indicate a broader issue that may require a corrective action. Accordingly, with respect to any Nuveen funds for which the Board had identified performance issues, the Board monitors such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any efforts undertaken.

For Nuveen Mortgage Opportunity Term Fund, the Board noted that the Fund ranked in the first quartile of its Performance Peer Group in the one-year period and the second quartile in the three- and five-year periods. In its review, the Board, however, noted that the Fund’s Performance Peer Group was classified as low for relevancy. The Board further recognized that the Fund outperformed its benchmark in the one-, three- and five-year periods. The Board was satisfied with the Fund’s overall performance.

For Nuveen Mortgage Opportunity Term Fund 2, the Board noted that the Fund ranked in the second quartile of its Performance Peer Group in the one-, three- and five-year periods. In its review, the Board, however, noted that the Fund’s Performance Peer Group was classified as low for relevancy. The Board further recognized that the Fund outperformed its benchmark in the one-, three- and five-year periods. The Board was satisfied with the Fund’s overall performance.

C.	Fees, Expenses and Profitability
1.	Fees and Expenses

In its annual review, the Board considered the fees paid to the Fund Advisers and the total operating expense ratio of each Fund. More specifically, the Independent Board Members reviewed, among other things, each Fund’s gross and net management fee rates and net total expense ratio in relation to those of a comparable universe of funds (the “Peer Universe”) established by Broadridge. The Independent Board Members reviewed the methodology Broadridge employed to establish its Peer Universe and recognized that differences between the applicable fund and its respective Peer Universe may limit some of the value of the comparative data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund. In their review, the Independent Board Members considered, in particular, each fund with a net expense ratio (excluding investment-related costs of leverage for closed-end funds) of six basis points or higher compared to that of its peer average (each an “Expense Outlier Fund”). The Board noted that the number of Nuveen funds classified as an Expense Outlier Fund pursuant to the foregoing criteria had decreased over the past few years with only a limited number of the Nuveen funds (including each of the Funds) identified as Expense Outlier Funds in 2017. The Independent Board Members reviewed an analysis as to the factors contributing to each such fund’s higher relative net expense ratio. In addition, although the Board reviewed a fund’s total net expenses both including and excluding investment-related expenses (i.e., leverage costs) and taxes for certain of the Nuveen closed-end funds, the Board recognized that leverage expenses will vary across funds and in comparison to peers because of differences in the forms and terms of leverage employed by the respective fund. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net expense ratio and fees (excluding leverage costs and leveraged assets for the closed-end funds) to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Universe.

In their review of the fee arrangements for the Nuveen funds, the Independent Board Members considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, as applicable. The Board considered that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by $47.4 million and fund-level breakpoints reduced fees by $54.6 million in 2017.

The Board considered the sub-advisory fees paid to the Sub-Adviser, including any breakpoint schedule.

The Independent Board Members noted that each Fund had a net management fee and net expense ratio higher than the respective peer averages. The Independent Board Members noted that, for each Fund, the net expense ratio was higher than the average of the Peer Universe due to, in part, the limited size of the Peer Universe which contained only two non-Nuveen funds. The Independent Board Members were satisfied with the explanation of the differential.

Based on their review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2.	Comparisons with the Fees of Other Clients

In determining the appropriateness of fees, the Board also reviewed information regarding the fee rates the respective Fund Advisers charged for certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or affiliated sub-advisers, such other clients may include: retail and institutional managed accounts; hedge funds; investment companies outside the Nuveen family; foreign investment companies offered by Nuveen; collective investment trusts; and certain funds advised by an affiliated sub-adviser. The Board further noted that the Adviser also advised certain ETFs sponsored by Nuveen.

The Board also reviewed, among other things, a description of the different levels of services provided to other clients of the Adviser and/or its affiliated sub-advisers compared to the services provided to the Nuveen funds as well as the differences in portfolio investment policies, investor profiles, account sizes and regulatory requirements, all of which contribute to variations in the fee schedules. With respect to ETFs, the Board considered the differences in the passive management of Nuveen’s Nushares ETFs compared to the active management of other Nuveen funds which also contributed to differing management fee levels compared to the other Nuveen funds. In general, the Board noted that the higher fee levels reflect higher levels of services provided by Nuveen, increased investment management complexity, greater product management requirements and higher levels of business risk or some combination of these factors. The Board concluded the varying levels of fees were justified given, among other things, the inherent differences in the products and the level of services provided to the Nuveen funds versus other clients, the differing regulatory requirements and legal liabilities and the entrepreneurial risks incurred in sponsoring and advising a registered investment company.

The Board recognized that each Fund had an unaffiliated sub-adviser and considered that the Sub-Adviser’s fee is essentially for portfolio management services. The Independent Board Members considered the Sub-Adviser’s financial information for its advisory activities with respect to the Nuveen funds it sub-advises and noted that the sub-advisory fees were the result of arm’s length negotiations.

3.	Profitability of Fund Advisers

In conjunction with their review of fees, the Independent Board Members considered Nuveen’s level of profitability for its advisory services to the Nuveen funds for the calendar years 2017 and 2016. In considering profitability, the Independent Board Members reviewed the level of profitability realized by Nuveen including and excluding any distribution expenses incurred by Nuveen from its own resources. The Independent Board Members also reviewed a description of the expense allocation methodology employed to develop the financial information and a summary of the history of changes to the methodology over the years. For comparability purposes, the Board recognized that a prior year’s profitability would be restated to reflect any refinements to the methodology. The Independent Board Members were aware of the inherent

Annual Investment Management Agreement Approval Process (continued)

(Unaudited)

limitations in calculating profitability as the use of different reasonable allocation methodologies may lead to significantly different results and in reviewing profitability margins over extended periods given the refinements to the methodology over time. The Board noted that two Independent Board Members, along with independent counsel, serve as the Board’s liaisons to review and discuss any proposed changes to the methodology prior to the full Board’s review.

In their review, the Independent Board Members evaluated, among other things, Nuveen’s adjusted operating margins, gross and net revenue margins (pre-tax and after-tax) for advisory activities for the Nuveen funds, and the revenues, expenses, and net income (pre-tax and after-tax and before distribution) of Nuveen for fund advisory services for each of the last two calendar years. The Independent Board Members also reviewed an analysis of the key drivers behind the changes in revenues and expenses that impacted profitability in 2017 versus 2016. The Board noted that Nuveen recently launched its ETF product line in 2016 and reviewed the revenues, expenses and operating margin from this product line.

In addition to reviewing Nuveen’s profitability in absolute terms, the Independent Board Members also examined comparative profitability data reviewing, among other things, the revenues, expenses and adjusted total company margins of other advisory firms that had publicly available information and comparable assets under management (based on asset size and asset composition) for 2017 and as compared to their adjusted operating margins for 2016. The Independent Board Members, however, recognized the difficulty in comparing the profitability of various fund managers given the limited public information available and the subjective nature of calculating profitability which may be affected by numerous factors including the fund manager’s organizational structure, types of funds, other lines of business, methodology used to allocate expenses and cost of capital. Nevertheless, considering such limitations and based on the information provided, the Board noted that Nuveen’s adjusted operating margins appeared reasonable when compared to the adjusted margins of the peers.

Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). As such, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2017 and 2016 calendar years to consider the financial strength of TIAA.

In reviewing profitability, the Independent Board Members also considered the profitability of the various sub-advisers from their relationships with the respective Nuveen fund(s). With respect to the Sub-Adviser, the Board reviewed the revenues, expenses and net income (pre-tax and post-tax) of the Sub-Adviser for the year ended December 31, 2017 and the revenues the Sub-Adviser received from each Nuveen fund it sub-advised for the 2015, 2016 and 2017 calendar years.

In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.

Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.

D.	Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Independent Board Members considered the extent to which economies of scale may be achieved as a Fund grows and whether these economies of scale have been shared with shareholders. Although the Board recognized that economies of scale are difficult to measure, the Independent Board Members noted that there are several methods that may be used in seeking to share economies of scale, including through breakpoints in the management fee schedule reducing the fee rates as asset levels grow, fee waivers and/or expense limitation agreements and the Adviser’s investment in its business which can enhance the services provided to the Nuveen funds. With respect to breakpoint schedules, because the Board had previously recognized that economies of scale may occur not only when the assets of a particular fund grow but also when the assets in the complex grow, the Nuveen funds generally pay the Adviser a management fee comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. In general terms, the breakpoint schedule at the fund level reduces fees as assets in the particular fund pass certain thresholds and the breakpoint schedule at the complex level reduces fees on certain funds as the eligible assets in the complex pass certain thresholds. Subject to exceptions for certain Nuveen funds, the Independent Board Members reviewed the fund-level and complex-level fee schedules and any resulting savings in fees. In addition, with respect to closed-end funds, the Independent Board Members noted that, although such funds may from time-to-time make additional share offerings, the growth of their assets would occur primarily through the appreciation of such funds’ investment portfolios. Further, the Independent Board Members recognized the Adviser’s continued reinvestment in its business through, among other things, improvements in technology, additional staffing, product innovations and other organizational changes designed to expand or enhance the services provided to the benefit of all of the Nuveen funds.

Based on its review, the Board concluded that the current fee arrangements together with the Adviser’s reinvestment in its business appropriately shared any economies of scale with shareholders.

E.	Indirect Benefits

The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Independent Board Members reviewed the revenues that an affiliate of the Adviser received in 2017 as a result of serving as co-manager in the initial public offerings of new closed-end funds and as the underwriter on shelf offerings of existing closed-end funds.

In addition to the above, the Independent Board Members considered whether the Sub-Adviser uses commissions paid by the Funds on portfolio transactions to obtain research products and other services (“soft dollar transactions”). The Board noted that the Sub-Adviser does not participate in soft dollar arrangements with respect to Fund portfolio transactions.

Based on their review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.

F.	Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, concluded that the terms of each Advisory Agreement were fair and reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

Nuveen:

Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.

Find out how we can help you.

To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds

Securities offered through Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com	ESA-K-0618D 569797-INV-B-08/19

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2 (b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Mortgage Opportunity Term Fund 2

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: September 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer
(principal executive officer)

Date: September 6, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
(principal financial officer)

Date: September 6, 2018